UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07507
                                                     ---------

                          Scudder Investments VIT Funds
                        ---------------------------------
               (Exact name of registrant as specified in charter)

                             Two International Place
                              Boston, MA 02110-4103
                        ---------------------------------
               (Address of principal executive offices) (Zip code)

                                Daniel O. Hirsch
                            Deutsche Asset Management
                                One South Street
                               Baltimore, MD 21202
                        ---------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                  [LOGO OMITTED]
                                                                       SCUDDER
                                                                     INVESTMENTS

                                              Scudder VIT Small Cap Index Fund



                                        SEMIANNUAL REPORT
                                        June 30, 2004

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................   3
              PERFORMANCE COMPARISON ......................................   6

              SCUDDER VIT SMALL CAP INDEX FUND
                 Schedule of Investments ..................................   7
                 Statement of Assets and Liabilities ......................  27
                 Statement of Operations ..................................  28
                 Statements of Changes in Net Assets ......................  29
                 Financial Highlights .....................................  30
                 Notes to Financial Statements ............................  32
                 Proxy Voting .............................................  36


                        -------------------------------
                    THIS   REPORT   MUST  BE   PRECEDED   OR
                    ACCOMPANIED BY A PROSPECTUS. TO OBTAIN A
                    PROSPECTUS,    CALL    YOUR    FINANCIAL
                    REPRESENTATIVE.   WE   ADVISE   YOU   TO
                    CONSIDER THE FUND'S  OBJECTIVES,  RISKS,
                    CHARGES AND  EXPENSES  CAREFULLY  BEFORE
                    INVESTING.  THE PROSPECTUS CONTAINS THIS
                    AND OTHER  IMPORTANT  INFORMATION  ABOUT
                    THE  FUND.  PLEASE  READ THE  PROSPECTUS
                    CAREFULLY BEFORE YOU INVEST.

                    The Fund is not  insured by the FDIC and
                    is  not  a  deposit,  obligation  of  or
                    guaranteed by Deutsche Bank AG. The Fund
                    is   subject   to   investment    risks,
                    including  possible  loss  of  principal
                    amount  invested.  There is no guarantee
                    that the Fund will be able to mirror the
                    Russell  2000(R) Index closely enough to
                    track its  performance.  Investments  in
                    small companies  generally carry greater
                    risk  than  is  associated   with  large
                    companies,  such  as  narrower  markets,
                    limited  financial  resources  and  less
                    liquid stock.
                        -------------------------------

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED.

This Fund is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Variable annuities are long-term, tax-deferred contracts designed for retirement purposes, asset accumulation, distribution and transference. Contract value will fluctuate based on the performance of your subaccount selection. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes.

In the following interview, the portfolio management team discusses Scudder VIT Small Cap Index Fund's market environment and performance during the six-month period ended June 30, 2004.

Q: HOW DID SCUDDER VIT SMALL CAP INDEX FUND PERFORM DURING THE FIRST HALF OF
2004?

A: Scudder VIT Small Cap Index Fund posted a 6.60% return (Class A shares), slightly underperforming the 6.76% return of its benchmark, the Russell 2000(R) Index, 1 for the six months ended June 30, 2004. The broad-based Russell 2000(R) Index is a group of smaller-company stocks that is not available for direct investment. (Please see pages 4 and 6 for the performance of Class B shares and more complete performance information).

Q: WHAT WERE THE PRIMARY FACTORS AFFECTING THE US EQUITY MARKETS DURING THE PAST SIX MONTHS?

A: Following an 18-month rally in growth stocks, led by technology and semiconductor issues, equity markets traded 'sideways' for much of the first half of 2004, remaining within a 5% trading range. Though the conflict in Iraq continued, there were no significant turns in the market as a response to events in Iraq. Following the transfer of Iraqi sovereignty from the United States to Iraq in June, there was a slight upward movement in stocks, which did not hold. Elsewhere, the late-June federal funds rate increase of one-quarter of a percentage point was well-anticipated. Again, the market edged up on this news and then immediately sold off. Investors remain risk-wary and prone to quick sell-offs following gains. On a more positive note, late April marked one of the most favorable earnings seasons in the last five years. After a succession of positive earnings announcements, the market rallied off of its six-month lows, but it gave back those gains at the end of April and in early May.

In 2003 and through early 2004, investors favored high-beta growth stocks with relatively high price-to-earnings ratios. Then in March, many investors began to switch over to value-oriented stocks as they pursued more-defensive strategies. For the six-month period, the value portion of the Russell 2000(R) Index outgained the growth portion by 2.15%. Now that many companies have made renewed investments in technology during 2003 and 2004, the markets are waiting for these high-tech investments to bear fruit in the form of increased earnings for more value-oriented companies.

--------------------------------------------------------------------------------
1 Russell 2000(R) is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of approximately 2,000 of the smallest companies of the Russell 3000(R) Index, which measures the performance of the 3,000 largest US companies based on market capitalization. Index returns assume reinvestment of all distributions and, unlike portfolio returns, do not reflect fees or expenses. It is not possible to invest directly in an index.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Small cap stocks continued last year's trend as the Russell 2000(R) Index outperformed the Standard &Poor's 500 Index (the 'S&P 500 Index')1 by 3.32% during the first half of this year.

Q: WHICH SECTORS WITHIN THE RUSSELL 2000(R)INDEX WERE THE BEST AND WORST PERFORMERS?

A: The energy sector posted the strongest performance for the six-month period, going hand in hand with recent and significant increases in oil prices. Consumer discretionary was the second-best performing sector. Technology was the worst-performing sector, declining 5% over the first half of 2004.

--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 As of June 30, 2004
 (percentages are based on market value* of total investments in the Fund)
 A Fund's sector allocation is subject to change.
--------------------------------------------------------------------------------
  Financial Services .........................  20.47%
  Information Technology .....................  18.24
  Consumer Discretionary .....................  15.12
  Industrials ................................  14.22
  Health Care ................................  12.27
  Materials ..................................   5.34
  Energy .....................................   4.41
  Utilities ..................................   3.04
  Consumer Staples ...........................   2.54
  Other ......................................   4.35
                                               ------
                                               100.00%
                                               ======
  *Excluding Cash Equivalents.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Standard & Poor's Index (S&P 500) is an unmanaged group of stocks generally representative of the US stock market.

INVESTMENT REVIEW
--------------------------------------------------------------------------------------------------------------------------
                                                       CUMULATIVE TOTAL RETURNS               AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended              6 Months   1 Year   3 Years   5 Years       Since     1 Year   3 Years   5 Years       Since
   June 30, 2004                                                    Inception 2                                Inception 2
                                                                                               Class A (inception 8-22-97)
                                                                                               Class B (inception 4-30-02)
--------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund
   Class A                       6.60%   32.87%    19.02%    35.51%      50.25%     32.87%     5.98%     6.27%       6.12%
   Class B                       6.42%   32.54%       n/a       n/a      17.74%     32.54%       n/a       n/a       7.82%
--------------------------------------------------------------------------------------------------------------------------
 Russell 2000(R)Index 3          6.76%   33.37%    19.90%    37.86%      52.29%     33.37%     6.24%     6.63%       6.35%
--------------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap Core
   Funds Average 4               7.14%   33.47%    26.76%    65.54%      70.53%     33.47%     7.99%    10.22%       7.80%
--------------------------------------------------------------------------------------------------------------------------

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. PERFORMANCE FIGURES FOR CLASSES A AND B DIFFER BECAUSE EACH CLASS MAINTAINS A DISTINCT EXPENSE STRUCTURE. TOTAL RETURN IS BASED ON NET CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DISTRIBUTIONS.

--------------------------------------------------------------------------------
2 The Fund's inception dates are: Class A Shares: August 22, 1997, Class
  B Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the period beginning August 31, 1997 for the Russell 2000(R) Index and the Lipper Small CapCore Funds Average.
3 'Russell 2000(R)' is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of approximately the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest US companies based on total market capitalization.
4 The Lipper Small Cap Core Funds Average tracks funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. Small Cap Core funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the US diversified small-cap funds universe average. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------
                                        4

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

For the annual Russell 2000(R) Index's reconstitution on June 25, the index experienced approximately 16% turnover. The largest addition to the index was Park National Corp., which migrated down from the Russell 1000, while the largest pure addition was American Financial Realty Trust, a real estate investment trust that made its initial public offering in June 2003. The largest deletion was Andrew Corp., which moved from the Russell 2000(R) Index to the Russell 1000(R) Index.

--------------------------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2004
 (percentages are based on total net assets of the Fund) A Fund's holdings are subject to change.
--------------------------------------------------------------------------------
Techne Corp. ..................................  0.17%
Tersoro Petroleum Corp. .......................  0.17
Calpine Corp. .................................  0.17
Toro Co. ......................................  0.17
Energen Corp. .................................  0.16
Cytec Industries, Inc. ........................  0.16
Crown Holdings, Inc. ..........................  0.16
IDEX Corp. ....................................  0.16
Hyperion Solutions Corp. ......................  0.16
Pediatrix Medical Group, Inc. .................  0.16

Information concerning portfolio holdings of the Fund as of a month end is available upon request on the 16th of the following month.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

Scudder VIT Small Cap Index Fund--Class A Shares and Russell 2000(R)Index Growth of a $10,000 Investment (Since Inception)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                 Scudder VIT Small
                         Cap Index        Russell 2000 Index
8/22/97                    $10,000                   $10,000
8/31/97                     10,160                    10,000
9/30/97                     10,870                    10,732
10/31/97                    10,430                    10,261
11/30/97                    10,350                    10,194
12/31/97                    10,510                    10,373
1/31/98                     10,320                    10,209
2/28/98                     11,070                    10,963
3/31/98                     11,510                    11,415
4/30/98                     11,540                    11,478
5/31/98                     10,940                    10,859
6/30/98                     10,960                    10,882
7/31/98                     10,110                    10,000
8/31/98                      8,190                     8,058
9/30/98                      8,830                     8,689
10/31/98                     9,210                     9,044
11/30/98                     9,690                     9,518
12/31/98                    10,281                    10,107
1/31/99                     10,383                    10,241
2/28/99                      9,545                     9,412
3/31/99                      9,678                     9,558
4/30/99                     10,516                    10,415
5/31/99                     10,679                    10,567
6/30/99                     11,088                    11,045
7/31/99                     10,853                    10,742
8/31/99                     10,475                    10,345
9/30/99                     10,444                    10,347
10/31/99                    10,495                    10,389
11/30/99                    11,119                    11,009
12/31/99                    12,354                    12,255
1/31/00                     12,141                    12,058
2/29/00                     14,099                    14,049
3/31/00                     13,184                    13,123
4/30/00                     12,375                    12,333
5/31/00                     11,641                    11,614
6/30/00                     12,641                    12,627
7/31/00                     12,226                    12,220
8/31/00                     13,152                    13,153
9/30/00                     12,769                    12,766
10/31/00                    12,194                    12,197
11/30/00                    10,949                    10,944
12/31/00                    11,876                    11,884
1/31/01                     12,464                    12,503
2/28/01                     11,651                    11,683
3/31/01                     11,073                    11,112
4/30/01                     11,929                    11,981
5/31/01                     12,218                    12,275
6/30/01                     12,624                    12,699
7/31/01                     11,983                    12,012
8/31/01                     11,587                    11,624
9/30/01                     10,025                    10,059
10/31/01                    10,592                    10,648
11/30/01                    11,416                    11,472
12/31/01                    12,121                    12,180
1/31/02                     11,986                    12,053
2/28/02                     11,658                    11,723
3/31/02                     12,585                    12,665
4/30/02                     12,686                    12,781
5/31/02                     12,133                    12,213
6/30/02                     11,523                    11,607
7/31/02                      9,794                     9,855
8/31/02                      9,772                     9,830
9/30/02                      9,060                     9,124
10/31/02                     9,354                     9,417
11/30/02                    10,178                    10,257
12/31/02                     9,627                     9,686
1/31/03                      9,353                     9,418
2/28/03                      9,068                     9,133
3/31/03                      9,182                     9,251
4/30/03                     10,053                    10,128
5/31/03                     11,090                    11,215
6/30/03                     11,309                    11,418
7/31/03                     12,011                    12,132
8/30/03                     12,552                    12,688
9/30/03                     12,322                    12,453
10/31/03                    13,347                    13,499
11/30/03                    13,808                    13,979
12/31/03                    14,096                    14,262
1/31/04                     14,694                    14,881
2/28/04                     14,821                    15,015
3/31/04                     14,959                    15,155
4/30/04                     14,193                    14,382
5/31/04                     14,412                    14,611
6/30/04                     15,025                    15,229


Not depicted in graph: growth of $10,000 for B Shares from inception through June 30, 2004:$11,774.

--------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                 Since Inception
   Periods Ended                    1 Year     3 Years     5 Years       Class A
   June 30, 2004                                                         8-22-97
--------------------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund--
 Class A Shares                     32.87%       5.98%       6.27%         6.12%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                 Since Inception
   Periods Ended                                              1 Year     Class B
   June 30, 2004                                                         4-30-02
--------------------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund--Class B Shares             32.54%       7.82%
--------------------------------------------------------------------------------

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. PERFORMANCE FIGURES FOR CLASSES A AND B DIFFER BECAUSE EACH CLASS MAINTAINS A DISTINCT EXPENSE STRUCTURE. TOTAL RETURN IS BASED ON NET CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DISTRIBUTIONS.

--------------------------------------------------------------------------------
1 The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
              COMMON STOCKS--97.92%
      2,100   1-800 Contacts, Inc. 1 ...............  $     31,153
      9,500   1-800-FLOWERS.COM, Inc. 1 ............        77,330
      7,000   21st Century Insurance Group .........        90,580
     10,700   24/7 Real Media, Inc. 1 ..............        60,027
      6,100   4Kids Entertainment, Inc. 1 ..........       145,912
     17,700   99 Cents Only Stores 1 ...............       269,925
      6,000   A.C. Moore Arts & Crafts, Inc. 1 .....       165,060
      6,560   A.O. Smith Corp. .....................       208,542
      3,600   A.S.V., Inc. 1 .......................       112,716
      3,500   Aaon, Inc. 1 .........................        70,665
     14,150   AAR Corp. 1 ..........................       160,602
      9,100   Aaron Rents, Inc. ....................       301,574
      6,000   Abaxis, Inc. 1 .......................       113,880
      3,800   ABC Bancorp ..........................        77,292
     30,300   Abgenix, Inc. 1 ......................       355,116
      4,900   Abiomed, Inc. 1 ......................        61,642
      7,600   Able Laboratories, Inc. 1 ............       156,256
     14,000   ABM Industries, Inc. .................       272,580
     10,700   Acadia Realty Trust, REIT ............       147,018
     11,000   Accelrys, Inc. 1 .....................       108,460
      6,700   Accredited Home Lenders
               Holding Co. 1 .......................       188,605
      4,000   ACE Cash Express, Inc. 1 .............       102,760
      7,200   Aceto Corp. ..........................       126,720
     10,468   Actel Corp. 1 ........................       193,658
      5,800   Action Performance Cos., Inc. ........        87,406
     17,900   ActivCard Corp. 1 ....................       129,954
      8,500   Actuant Corp. 1 ......................       331,415
     16,600   Actuate Corp. 1 ......................        65,570
     17,431   Acuity Brands, Inc. ..................       470,637
     42,400   Adaptec, Inc. 1 ......................       358,704
      3,000   ADE Corp. 1 ..........................        64,830
      7,700   Administaff, Inc. 1 ..................       127,820
     14,700   Adolor Corp. 1 .......................       186,396
     24,022   Advanced Digital Information Corp. 1 .       233,013
      7,806   Advanced Energy Industries 1 .........       122,710
      5,750   Advanced Marketing Services ..........        74,232
     11,000   Advanced Medical Optics, Inc. 1 ......       468,270
      7,500   Advanced Neuromodulation
               Systems, Inc. 1 .....................       246,000
      9,100   Advanta Corp.--Class B ...............       208,572
     10,400   Advent Software, Inc. 1 ..............       187,928
      6,200   Advisory Board Co. (The) 1 ...........       220,720
     11,650   ADVO, Inc. ...........................       383,518
     24,650   Aeroflex, Inc. 1 .....................       353,234
     20,700   Aeropostale, Inc. 1 ..................       557,037
      9,100   Affiliated Managers Group, Inc. 1 ....       458,367
      8,100   Affordable Residential Communities,
               REIT ................................       134,460
      5,500   Aftermarket Technology Corp. 1 .......        90,750
     21,500   Agile Software Corp. 1 ...............       188,125


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     11,768   Agilysys, Inc. .......................  $    162,281
      1,300   AgriBioTech, Inc. 1 ..................            --
     22,000   Airgas, Inc. .........................       526,020
      5,000   AirGate PCS, Inc. 1 ..................        91,500
     10,100   Airspan Networks, Inc. 1 .............        55,954
     31,300   Airtran Holdings, Inc. 1 .............       442,582
     42,500   AK Steel Holding Corp. 1 .............       223,975
      5,500   Aksys Ltd. 1,2 .......................        32,065
      5,600   Alabama National Bancorp .............       310,632
     25,300   Alamosa Holdings, Inc. 1 .............       185,955
      9,900   Alaska Air Group, Inc. 1 .............       236,313
     10,352   Albany International Corp.--Class A ..       347,413
     10,800   Albany Molecular Research, Inc. 1 ....       139,644
     13,100   Albemarle Corp. ......................       414,615
     17,000   Alderwoods Group, Inc. 1 .............       207,400
     17,507   Alexander & Baldwin, Inc. ............       585,609
        800   Alexander's, Inc. 1 ..................       134,192
      7,700   Alexandria Real Estate Equities, Inc.        437,206
      9,035   Alexion Pharmaceuticals, Inc. 1 ......       168,051
     13,200   Alfa Corp. ...........................       184,800
      1,400   Alico, Inc. ..........................        56,210
     19,200   Align Technology, Inc. 1 .............       364,800
     33,400   Alkermes, Inc. 1 .....................       454,240
     31,500   Allegheny Technologies, Inc. .........       568,575
     19,200   Alliance Gaming Corp. 1 ..............       329,472
      1,700   Alliance Imaging, Inc. 1 .............         7,769
      9,319   Alliance Semiconductor Corp. 1 .......        55,448
     16,100   Alloy, Inc. 1 ........................        99,015
     11,700   Allscripts Healthcare Solution, Inc. 1        91,728
     14,690   Alpharma, Inc.--Class A ..............       300,851
      7,500   Altiris, Inc. 1 ......................       207,075
      2,300   Ambassadors Group, Inc. ..............        54,073
     12,200   AMC Entertainment, Inc. 1 ............       187,514
      7,950   Amcol International Corp. ............       150,652
      9,413   Amcore Financial, Inc. ...............       283,896
      4,500   Amedisys, Inc. 1 .....................       148,680
      2,900   AMERCO 1 .............................        68,875
      3,200   America Service Group, Inc. 1 ........       111,200
     13,100   America West Holdings Corp.-- ........
               Class B 1,2 .........................       118,948
      2,600   America's Car-Mart, Inc. 1 ...........        78,078
      5,700   American Equity Investment
               Life Holding Co.1 ...................        56,715
     40,100   American Financial Realty Trust, REIT        573,029
     23,700   American Greetings Corp.--Class A 1 ..       549,366
     11,300   American Healthways, Inc. 1 ..........       300,806
     12,435   American Home Mortgage
               Investment Corp., REIT ..............       322,440
      5,360   American Italian Pasta Co.--Class A 2        163,373
      5,400   American Medical Security
               Group, Inc. 1 .......................       147,150

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       7

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      9,200   American Medical Systems
               Holdings, Inc. 1 ....................  $    310,040
      4,300   American Physicians Capital, Inc. 1 ..        99,545
      4,400   American States Water Co. ............       102,256
      8,500   American Superconductor Corp. 1 ......       111,180
      1,400   American Vanguard Corp. ..............        47,222
      2,400   American Woodmark Corp. ..............       143,640
      2,390   AmericanWest Bancorp. 1 ..............        45,768
      9,200   AMERIGROUP Corp. 1 ...................       452,640
      5,100   Ameristar Casinos, Inc. ..............       171,258
      3,100   Ameron International, Inc. ...........       105,803
     14,700   AmerUs Group Co. .....................       608,580
     10,900   AMIS Holdings, Inc. 1 ................       184,428
      9,200   AMLI Residential Properties Trust ....       269,928
      6,200   AMN Healthcare Services, Inc. 1 ......        94,798
     12,300   Amsurg Corp.--Class A 1 ..............       309,099
      4,100   Analogic Corp. .......................       173,963
      9,270   Anaren, Inc. 1 .......................       151,472
      8,400   Anchor Bancorp Wisconsin, Inc. .......       222,096
      4,400   Angelica Corp. .......................       110,484
      2,700   Animas Corp. 1 .......................        50,355
     11,100   Anixter International, Inc. ..........       377,733
      2,500   Ansoft Corp. 1 .......................        38,150
     15,400   Answerthink, Inc. 1 ..................        88,242
      5,800   ANSYS, Inc. 1 ........................       272,600
      9,700   Anteon International Corp. 1 .........       316,414
     20,900   Anthracite Capital, Inc. .............       250,382
     11,300   Antigenics, Inc. 1,2 .................        96,728
     15,300   Anworth Mortgage Asset Corp., REIT ...       181,764
      9,400   Apogee Enterprises, Inc. .............        97,760
     21,400   Apollo Investment Corp. 1 ............       294,678
     27,300   Applera Corp.--Celera ................
               Genomics Group 1 ....................       314,223
      9,800   Applica, Inc. 1 ......................        87,220
      5,500   Applied Films Corp. 1 ................       159,610
      7,600   Applied Industrial Technologies, Inc.        228,912
      4,500   Applied Signal Technology, Inc. ......       157,725
     18,300   Apria Healthcare Group, Inc. 1 .......       525,210
     13,300   AptarGroup, Inc. .....................       581,077
     18,400   aQuantive, Inc. 1 ....................       181,792
     73,200   Aquila, Inc. 1 .......................       260,592
     12,500   Arbitron, Inc. 1 .....................       456,500
      8,088   Arch Chemicals, Inc. .................       233,096
      6,500   Arch Wireless, Inc.--Class A 1 .......       185,185
      5,800   Arctic Cat, Inc. .....................       159,674
        400   Arden Group, Inc.--Class A ...........        35,848
     10,400   Argonaut Group, Inc. 1 ...............       191,672
      9,331   Argosy Gaming Co. 1 ..................       350,846
     19,400   ARIAD Pharmaceuticals, Inc. 1 ........       145,306
    108,800   Ariba, Inc. 1,2 ......................       215,424
      8,189   Arkansas Best Corp. ..................       269,582
     10,541   Armor Holdings, Inc. 1 ...............       358,394


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     10,400   Array BioPharma, Inc. 1 ..............  $     82,680
     31,500   Arris Group, Inc. 1 ..................       187,110
      3,670   Arrow Financial Corp. ................       111,751
      8,600   Arrow International, Inc. ............       257,312
     14,807   Artesyn Technologies, Inc. 1 .........       133,263
      7,400   ArthroCare Corp. 1 ...................       215,192
      8,300   Artisan Components, Inc. 1 ...........       214,140
     25,700   ArvinMeritor, Inc. ...................       502,949
      4,700   Asbury Automotive Group, Inc. 1 ......        70,500
     22,100   Ascential Software Corp. 1 ...........       353,379
      4,400   Ashford Hospitality Trust, REIT ......        36,740
     15,300   AsiaInfo Holdings, Inc. 1 ............        80,784
     14,700   Aspect Communications Corp. 1 ........       208,740
      5,400   Aspect Medical Systems, Inc. 1 .......        99,738
     17,596   Aspen Technologies, Inc. 1 ...........       127,747
      2,500   ASTA Funding, Inc. ...................        43,500
      5,760   Astec Industries, Inc. 1 .............       108,461
     17,500   Asyst Technologies, Inc. 1 ...........       180,950
     14,000   At Road, Inc. 1 ......................       107,100
      5,740   Atari, Inc. 1 ........................        13,833
     14,600   AtheroGenics, Inc. 1 .................       277,838
     16,954   Atlantic Coast Airlines Holdings, Inc. 1      97,316
     11,706   ATMI, Inc. 1 .........................       319,691
     22,060   Atmos Energy Corp. ...................       564,515
      8,900   Atrix Laboratories, Inc. 1 ...........       305,092
      3,900   Atwood Oceanics, Inc. 1 ..............       162,825
      7,700   Audiovox Corp.--Class A 1 ............       129,976
      5,800   August Technology Corp. 1 ............        72,732
     12,000   Authentidate Holding Corp. 1 .........       131,160
     15,700   Autobytel, Inc. 1 ....................       142,556
     28,200   Avanex Corp. 1 .......................       109,698
     34,500   AVANT Immunotherapeutics, Inc. 1 .....        91,770
      2,600   Avatar Holding, Inc. 1 ...............       108,160
     10,700   Aviall, Inc. 1 .......................       203,407
     18,071   Avista Corp. .........................       332,868
     37,100   Axcelis Technologies, Inc. 1 .........       461,524
     21,100   Axonyx, Inc. 1 .......................       110,564
     12,460   Aztar Corp. 1 ........................       348,880
     11,433   Baldor Electric Co. ..................       266,961
      2,925   Baldwin & Lyons, Inc.--Class B .......        78,507
        700   BancFirst Corp. ......................        41,825
     28,000   BancorpSouth, Inc. ...................       630,840
      4,600   Bandag, Inc. .........................       204,838
     27,441   Bank Mutual Corp. ....................       299,107
      3,812   Bank of Granite Corp. ................        79,709
      5,300   Bank of the Ozarks, Inc. .............       123,490
     15,900   BankAtlantic Bancorp, Inc.--Class A ..       293,355
     11,600   BankUnited Financial Corp.--
               Class A 1 ...........................       299,280
      4,300   Banner Corp. .........................       124,958
      9,300   Banta Corp. ..........................       413,013
      6,000   Barnes Group, Inc. ...................       173,880

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       8

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      4,500   Bassett Furniture Industries, Inc. ...  $     97,920
     13,800   BE Aerospace, Inc. 1 .................       104,604
      1,600   Beasley Broadcast Group, Inc.--
               Class A 1 ...........................        23,936
      5,098   Beazer Homes USA, Inc. ...............       511,380
      3,641   bebe stores, Inc. 1 ..................        72,820
      5,800   Bedford Property Investors ...........       169,592
      5,000   BEI Technologies, Inc. ...............       141,550
      3,835   Bel Fuse, Inc.--Class B ..............       159,919
      8,733   Belden, Inc. .........................       187,148
     15,299   Benchmark Electronics, Inc. 1 ........       445,201
      6,100   Bentley Pharmaceuticals, Inc. 1 ......        83,814
      2,600   Berkshire Hills Bancorp, Inc. ........        96,460
      6,200   Berry Petroleum Co.--Class A .........       182,342
     39,777   Beverly Enterprises, Inc. 1 ..........       342,082
      1,500   BHA Group Holdings, Inc. .............        56,775
      7,100   Big 5 Sporting Goods Corp. 1 .........       185,949
      6,300   Bio-Rad Laboratories, Inc.--Class A 1        370,818
      3,900   Bio-Reference Laboratories, Inc. 1 ...        51,714
      7,900   BioCryst Pharmaceuticals, Inc. 1 .....        54,510
      8,500   Bioenvision, Inc. 1 ..................        74,460
      9,300   BioLase Technology, Inc. 1,2 .........       125,178
     27,428   BioMarin Pharmaceutical, Inc. 1 ......       164,568
      4,815   Biosite, Inc. 1,2 ....................       216,290
      9,906   Bioveris Corp. 1 .....................        82,418
     45,200   Bisys Group, Inc. (The) 1 ............       635,512
      1,500   BKF Capital Group, Inc. 1 ............        43,575
      6,074   Black Box Corp. ......................       287,057
     12,100   Black Hills Corp. ....................       381,150
      3,000   Blair Corp. ..........................        86,700
      1,600   Blount International, Inc. 1 .........        20,368
      3,700   Blue Coat Systems, Inc. 1 ............       123,913
      2,100   Blue Nile, Inc. 1 ....................        78,981
      5,300   Bluegreen Corp. 1 ....................        73,140
     11,400   Blyth, Inc. ..........................       393,186
     13,142   Bob Evans Farms, Inc. ................       359,828
      8,600   Boca Resorts, Inc.--Class A 1 ........       170,452
     16,400   Bombay Co., Inc. (The) 1 .............       100,532
      3,200   Bon-Ton Stores, Inc. (The) ...........        46,912
      6,500   Bone Care International, Inc. 1 ......       152,230
     29,029   Borland Software Corp. 1 .............       246,456
      3,800   Boston Beer Co., Inc.--Class A 1 .....        76,532
      8,700   Boston Communications Group, Inc. 1 ..        89,175
     10,200   Boston Private Financial Holdings, Inc.      236,232
     15,300   Bowne & Co., Inc. ....................       242,505
     12,600   Boyd Gaming Corp. ....................       334,782
      5,100   Bradley Pharmaceuticals, Inc. 1 ......       142,290
      6,900   Brady Corp. ..........................       318,090
     14,600   Brandywine Realty Trust, REIT ........       396,974
      6,200   Brigham Exploration Co. 1 ............        56,916
      5,400   Bright Horizon Family Solutions, Inc. 1      289,494
      6,700   Brightpoint, Inc. 1 ..................        92,125

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      4,400   Bristol West Holdings, Inc. ..........  $     80,036
     97,400   Brocade Communications
               Systems, Inc. 1 .....................       582,452
      6,100   Brookfield Homes Corp. ...............       159,759
     24,035   Brookline Bancorp, Inc. ..............       352,593
     16,627   Brooks Automation, Inc. 1 ............       335,034
      8,850   Brookstone, Inc. 1 ...................       177,442
      6,700   Brown Shoe Co., Inc. .................       274,231
      7,900   Bruker BioSciences Corp. 1 ...........        38,473
      6,600   Brush Engineered Materials, Inc. 1 ...       124,740
      2,800   Bryn Mawr Bank Corp. .................        63,700
      4,250   BSB Bancorp, Inc. ....................       151,087
     10,400   Buckeye Technologies, Inc. 1 .........       119,600
      2,200   Buckle, Inc. (The) ...................        62,150
      1,500   Buffalo Wild Wings, Inc. 1 ...........        41,475
      6,600   Building Materials Holding Corp. .....       124,938
      7,000   Burlington Coat Factory
               Warehouse Corp. .....................       135,100
      9,920   C&D Technologies, Inc. ...............       176,874
     15,466   C-COR.net Corp. 1 ....................       159,145
     18,410   Cable Design Technologies Corp. 1 ....       195,146
      9,000   Cabot Microelectronics Corp. 1 .......       275,490
     12,000   Cabot Oil & Gas Corp.--Class A .......       507,600
      2,650   Cache, Inc. 1 ........................        35,801
     10,900   CACI International, Inc.--Class A 1 ..       440,796
     14,746   Cal Dive International, Inc. 1 .......       447,099
      4,900   Cal-Maine Foods, Inc. ................        68,600
     13,300   Calgon Carbon Corp. ..................        89,110
      9,100   California Micro Devices Corp. 1 .....       104,923
      8,500   California Pizza Kitchen, Inc. 1 .....       162,860
      6,600   California Water Services Group ......       181,830
     25,100   Callaway Golf Co. ....................       284,634
      3,600   Callon Petroleum Co. 1 ...............        51,336
    157,500   Calpine Corp. 1 ......................       680,400
      9,203   Cambrex Corp. ........................       232,192
      3,100   Camden National Corp. ................       102,517
      4,400   CancerVax Corp. 1 ....................        33,484
      8,200   Candela Corp. 1 ......................        80,360
     13,100   Capital Automotive REIT ..............       384,223
      3,475   Capital City Bank Group, Inc. ........       137,575
      2,400   Capital Corp. of the West ............        93,216
      6,200   Capital Lease Funding, Inc., REIT 1 ..        64,480
        700   Capital Southwest Corp. ..............        55,321
      1,000   Capital Trust, Inc.--Class A, REIT ...        26,720
      3,900   Capitol Bancorp Ltd. .................       101,439
      7,651   Capstead Mortgage Corp. 2 ............       102,906
     27,000   Capstone Turbine Corp. 1 .............        58,763
     10,000   Captaris, Inc. 1 .....................        64,600
     12,861   Caraustar Industries, Inc. 1 .........       181,469
      5,200   CARBO Ceramics, Inc. .................       354,900
     25,400   Cardiac Science, Inc. 1 ..............        62,230
     17,179   CardioDynamics International Corp. 1 .        86,754

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       9

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      2,400   Carmike Cinemas, Inc. 1 ..............  $     94,680
      8,390   Carpenter Technology Corp. ...........       285,679
     19,600   CarrAmerica Realty Corp., REIT .......       592,508
      6,200   Carreker Corp. 1 .....................        62,124
      8,600   Carrier Access Corp. 1 ...............       102,512
      1,800   Carter's, Inc. 1 .....................        52,398
      7,000   Cascade Bancorp ......................       129,360
      4,500   Cascade Corp. ........................       140,625
      4,800   Cascade Natural Gas Corp. ............       105,936
      6,000   Casella Waste Systems, Inc.--
               Class A 1 ...........................        78,900
     19,286   Casey's General Stores, Inc. .........       352,934
     10,700   Cash America International, Inc. .....       246,100
     12,800   Casual Male Retail Group, Inc. 1 .....        93,440
     18,900   Catalina Marketing Corp. 1 ...........       345,681
      2,200   Catapult Communications Corp. 1 ......        50,600
      8,118   Cathay Bancorp, Inc. .................       541,471
      7,200   Cato Corp. (The)--Class A ............       161,640
      2,120   CB Bancshares, Inc. ..................       197,584
     18,200   CBRL Group, Inc. .....................       561,470
      5,100   CCC Information Services Group, Inc. 1        85,629
      5,000   CDI Corp. ............................       173,000
     13,550   CEC Entertainment, Inc. 1 ............       399,860
      4,500   Cedar Shopping Centers, Inc. .........        51,705
     16,100   Cell Genesys, Inc. 1 .................       167,279
     20,550   Cell Therapeutics, Inc. 1,2 ..........       151,453
      2,600   CellNet Data Systems, Inc. 1 .........            --
      7,650   Centene Corp. 1 ......................       294,907
      4,500   Centennial Communications Corp. 1 ....        32,175
      5,500   Center Financial Corp. ...............        83,325
      3,520   Central Coast Bancorp 1 ..............        64,416
      4,600   Central European Distribution Corp. 1,2      119,186
      7,000   Central Garden & Pet Co. 1 ...........       250,390
      7,600   Central Pacific Financial Corp. ......       209,000
      6,450   Central Parking Corp. ................       120,550
      3,200   Central Vermont Public Service Corp. .        65,568
      7,500   Century Aluminum Co. 1 ...............       185,925
      1,300   Century Bancorp, Inc.--Class A .......        42,757
     25,328   Century Business Services, Inc. 1 ....       110,430
     17,100   Cepheid, Inc. 1 ......................       197,334
      5,750   Ceradyne, Inc. 1 .....................       205,677
      9,200   Ceres Group, Inc. 1 ..................        56,488
     10,600   Cerner Corp. 1,2 .....................       472,548
      6,900   CH Energy Group, Inc. ................       320,436
     25,800   Champion Enterprises, Inc. 1 .........       236,844
      4,700   Charles River Associates, Inc. 1 .....       145,465
      5,500   Charlotte Russe Holding, Inc. 1 ......       117,590
     43,300   Charming Shoppes, Inc. 1 .............       386,669
    100,500   Charter Communications, Inc.--
               Class A 1,2 .........................       393,960
      1,500   Charter Financial Corp. ..............        51,000
     17,300   CharterMac ...........................       340,118


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      6,900   Chattem, Inc. 1 ......................  $    199,203
     14,200   Checkpoint Systems, Inc. 1 ...........       254,606
      4,500   Chemed Corp. .........................       218,250
     10,709   Chemical Financial Corp. .............       395,055
      8,000   Cheniere Energy, Inc. 1 ..............       156,560
      2,400   Cherokee, Inc. .......................        60,216
      7,233   Chesapeake Corp. .....................       192,976
      4,800   Chicago Pizza & Brewery, Inc. 1 ......        73,008
      6,100   Children's Place 1 ...................       143,472
     21,000   ChipPAC, Inc. 1 ......................       131,670
     14,700   Chiquita Brands International, Inc. 1        307,524
     13,681   Chittenden Corp. .....................       480,887
     29,700   Chordiant Software, Inc. 1 ...........       135,432
     13,775   Christopher & Banks Corp. ............       243,955
      2,319   Churchill Downs, Inc. ................        94,383
     19,747   CIBER, Inc. 1 ........................       162,320
      5,600   CIMA Labs, Inc. 1 ....................       188,888
     17,100   Cimarex Energy Co. 1 .................       516,933
     90,200   Cincinnati Bell, Inc. 1 ..............       400,488
     11,100   Ciphergen Biosystems, Inc. 1 .........        81,252
      4,800   CIRCOR International, Inc. ...........        97,872
     30,300   Cirrus Logic, Inc. 1 .................       182,103
     16,200   Citizens Banking Corp. ...............       503,010
      3,300   Citizens First Bancorp, Inc. .........        78,573
     11,176   Citizens, Inc. 1,2 ...................        91,643
      7,900   City Holdings Co. ....................       249,482
      3,174   CityBank Lynwood .....................       101,631
     18,800   CKE Restaurants, Inc. 1 ..............       250,604
     10,650   Clarcor, Inc. ........................       487,770
      6,100   Clark, Inc. 1 ........................       113,155
      4,100   Clarus Corp. 1 .......................        47,437
      1,800   Clayton Williams Energy, Inc. 1 ......        43,020
     18,060   Cleco Corp. ..........................       324,719
      3,900   Cleveland-Cliffs, Inc. 1 .............       219,921
      2,700   Clifton Savings Bancorp, Inc. ........        31,887
      3,500   Closure Medical Corp. 1 ..............        87,885
    149,100   CMGI, Inc. 1 .........................       290,745
     60,700   CMS Energy Corp. 1 ...................       554,191
      3,500   CNA Surety Corp. 1 ...................        38,325
     47,800   CNET Networks, Inc. 1 ................       529,146
      6,100   Coachmen Industries, Inc. ............        97,539
      2,753   Coastal Financial Corp. ..............        41,157
      4,800   CoBiz, Inc. ..........................        66,384
      1,800   Coca-Cola Bottling Co. Consolidated ..       104,202
     80,000   Coeur d'Alene Mines Corp. 1,2 ........       326,400
     14,900   Cognex Corp. .........................       573,352
     12,274   Coherent, Inc. 1 .....................       366,379
      9,983   Cohu, Inc. ...........................       190,076
      9,328   Coinstar, Inc. 1,2 ...................       204,936
      6,000   Coldwater Creek, Inc. 1 ..............       158,820
      5,900   Cole National Corp. 1 ................       137,765
     14,032   Collins & Aikman Corp. 1 .............        78,439


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      7,200   Colonial Properties Trust ............  $    277,416
      2,100   Columbia Bancorp .....................        61,362
      6,818   Columbia Banking System, Inc. ........       151,360
     11,500   Comfort Systems USA, Inc. 1 ..........        73,485
     10,200   Commerce Group, Inc. .................       503,574
     13,589   Commercial Capital Bancorp, Inc. 1 ...       236,041
     15,253   Commercial Federal Corp. .............       413,356
     10,800   Commercial Metals Co. ................       350,460
     17,600   Commercial Net Lease Realty ..........       302,720
      8,016   Commonwealth Telephone
               Enterprises, Inc. 1 .................       358,876
     20,100   CommScope, Inc. 1 ....................       431,145
      9,400   Community Bank System, Inc. ..........       214,226
      4,690   Community Banks, Inc. ................       137,745
     13,741   Community First Bankshares, Inc. .....       442,323
      4,663   Community Trust Bancorp, Inc. ........       142,221
      4,600   Compass Minerals International, Inc. .        89,148
     10,700   CompuCom Systems, Inc. 1 .............        48,578
      8,093   CompuCredit Corp. 1 ..................       140,009
      3,100   Computer Programs and System, Inc. ...        63,178
     12,324   Comstock Resource, Inc. 1 ............       239,825
      6,200   Comtech Telecommunications Corp. 1 ...       139,872
     10,700   Conceptus, Inc. 1,2 ..................       120,375
      8,100   Concord Communications, Inc. 1 .......        92,421
     10,800   Concur Technologies, Inc. 1 ..........       115,560
     12,361   CONMED Corp. 1 .......................       338,691
      1,950   Connecticut Water Service, Inc. ......        50,037
     11,711   Connetics Corp. 1 ....................       236,562
      4,200   Consolidated Graphics, Inc. 1 ........       185,010
      1,600   Consolidated-Tomoka Land Co. .........        60,416
     24,700   Continental Airlines, Inc.--Class B 1        280,839
     24,600   Cooper Tire & Rubber Co. .............       565,800
     14,600   Corillian Corp. 1 ....................        73,584
     23,706   Corixa Corp. 1 .......................       110,707
     13,625   Corn Products International, Inc. ....       634,244
      6,600   Cornell Cos., Inc. 1 .................        89,760
     20,100   Cornerstone Realty Income Trust, Inc.        176,277
     12,700   Corporate Office Properties Trust,
               REIT ................................       315,595
      4,400   Correctional Properties Trust, REIT ..       128,700
     13,793   Corrections Corp. of America, REIT 1 .       544,686
      5,800   Corus Bankshares, Inc. ...............       238,438
      2,500   Corvel Corp. 1 .......................        70,875
    138,300   Corvis Corp. 1,2 .....................       195,003
      6,400   Cosi, Inc. 1 .........................        38,208
      8,101   Cost Plus, Inc. 1 ....................       262,877
      6,700   CoStar Group, Inc. 1 .................       307,731
      1,900   Courier Corp. ........................        79,306
     12,600   Cousins Properties, Inc., REIT .......       415,170
      6,200   Covansys Corp. 1 .....................        64,046
      4,600   Covenant Transport, Inc.--Class A 1 ..        78,614
      6,500   Crawford & Co.--Class B ..............        32,045


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     33,600   Cray, Inc. 1 .........................  $    222,432
     35,980   Credence Systems Corp. 1,2 ...........       496,524
      3,900   Credit Acceptance Corp. 1 ............        58,773
     48,133   Crompton Corp. .......................       303,238
      9,500   Cross Country Healthcare, Inc. 1 .....       172,425
     64,300   Crown Holdings, Inc. 1 ...............       641,071
      6,700   Crown Media Holdings, Inc.--Class A 1         57,084
     20,100   CSG Systems International, Inc. 1 ....       416,070
     16,860   CSK Auto Corp. 1 .....................       288,980
      1,850   CSS Industries, Inc. .................        64,824
      8,200   CT Communications, Inc. ..............       123,410
     10,600   CTI Molecular Imaging, Inc. 1 ........       150,308
     13,790   CTS Corp. ............................       166,307
      5,900   Cubic Corp. ..........................       123,487
     16,257   Cubist Pharmaceuticals, Inc. 1 .......       180,453
     18,400   Cumulus Media, Inc.--Class A 1 .......       309,304
      7,000   CUNO, Inc. 1 .........................       373,450
     19,200   CuraGen Corp. 1,2 ....................       115,392
     13,300   Curis, Inc. 1 ........................        58,786
      7,500   Curtiss-Wright Corp. .................       421,425
     11,722   CV Therapeutics, Inc. 1,2 ............       196,461
     16,527   CVB Financial Corp. ..................       359,958
      6,200   CyberGuard Corp. 1 ...................        50,592
      6,451   Cyberonics, Inc. 1,2 .................       215,205
      3,400   CyberOptics Corp. 1 ..................        88,332
     11,900   CyberSource Corp. 1 ..................        99,484
     13,700   Cymer, Inc. 1 ........................       512,928
     12,000   Cypress Bioscience, Inc. 1 ...........       164,760
     14,300   Cytec Industries, Inc. ...............       649,935
      7,000   CYTOGEN Corp. 1 ......................       111,300
      5,000   D&E Communications, Inc. .............        67,100
      6,600   Daktronics, Inc. 1 ...................       164,670
     16,000   Danielson Holding Corp. 1 ............       110,560
     28,500   Darling International, Inc. 1 ........       119,700
      4,106   Datascope Corp. ......................       162,967
      5,700   Dave & Buster's, Inc. 1 ..............       107,103
      8,700   DDi Corp. 1 ..........................        71,601
      1,200   Deb Shops, Inc. ......................        28,872
      4,000   Deckers Outdoor Corp. 1 ..............       117,960
     19,700   Decode Genetics, Inc. 1 ..............       167,450
      1,840   Del Laboratories, Inc. 1 .............        57,077
     10,154   Delphi Financial Group, Inc.--Class A        451,853
     39,300   Delta Air Lines, Inc. 1 ..............       279,816
     14,368   Delta and Pine Land Co. ..............       315,378
      7,300   Delta Petroleum Corp. 1 ..............        98,185
      3,100   Deltic Timber Corp. ..................       119,040
     19,900   Denbury Resources, Inc. 1 ............       416,905
     21,400   Dendreon Corp. 1 .....................       262,150
     13,224   Dendrite International, Inc. 1 .......       245,702
      4,900   Department 56, Inc. 1 ................        75,460
      8,900   DHB Industries, Inc. 1 ...............       135,102
      8,100   Diagnostic Products Corp. ............       355,914


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      8,200   DiamondCluster International, Inc. 1 .  $     71,258
     11,000   Dick's Sporting Goods, Inc. 1 ........       366,850
      5,200   Digene Corp. 1 .......................       189,956
      6,800   Digi International, Inc. 1 ...........        72,896
      5,841   Digimarc Corp. 1 .....................        77,977
     12,622   Digital Insight Corp. 1 ..............       261,654
     11,900   Digital River, Inc. 1 ................       388,297
      5,900   Digital Theater Systems, Inc. 1 ......       154,285
     21,800   Digitas, Inc. 1 ......................       240,454
     14,669   Dime Community Bancorp, Inc. .........       256,414
     14,700   DiMon, Inc. ..........................        84,084
      3,500   Diodes, Inc. 1 .......................        82,915
      7,560   Dionex Corp. 1 .......................       417,085
      5,300   Direct General Corp. .................       170,978
     16,600   Discovery Laboratories, Inc. 1 .......       159,194
     10,700   Ditech Communications Corp. 1 ........       249,738
      8,600   Diversa Corp. 1 ......................        87,118
      6,200   DJ Orthopedics, Inc. 1 ...............       142,600
     40,600   Dobson Communications Corp.--
               Class A 1 ...........................       132,356
      8,900   Dollar Thrifty Automotive Group, Inc. 1      244,216
      2,300   Dominion Homes, Inc. 1 ...............        53,130
      1,300   Donegal Group, Inc.--Class A .........        26,052
     15,700   Dot Hill Systems Corp. 1 .............       175,997
     44,600   DoubleClick, Inc. 1 ..................       346,542
      6,000   DOV Pharmaceutical, Inc. 1 ...........        83,760
      3,240   Dover Downs Gaming &
               Entertainment, Inc. .................        36,450
      3,200   Dover Motorsports, Inc. ..............        12,800
      6,800   Downey Financial Corp. ...............       362,100
      8,200   Dress Barn, Inc. 1 ...................       140,384
      3,300   Drew Industries, Inc. 1 ..............       134,310
      5,300   Drexler Technology Corp. 1 ...........        70,649
      2,400   Dril-Quip, Inc. 1 ....................        44,880
      8,851   DRS Technologies, Inc. 1 .............       282,347
     13,500   drugstore.com, Inc. 1 ................        47,115
     12,200   DSP Group, Inc. 1 ....................       332,328
      8,682   Duane Reade, Inc. 1 ..................       141,777
      2,200   Ducommun, Inc. 1 .....................        47,036
      5,061   DuPont Photomasks, Inc. 1 ............       102,890
     27,500   Duquesne Light Holdings, Inc. ........       531,025
      4,600   Duratek, Inc. 1 ......................        69,506
     15,700   Durect Corp. 1,2 .....................        54,793
      7,000   DUSA Pharmaceuticals, Inc. 1 .........        66,500
     10,600   Dyax Corp. 1 .........................       124,550
     18,066   Dycom Industries, Inc. 1 .............       505,848
     26,400   E.piphany, Inc. 1 ....................       127,512
      7,000   Eagle Materials, Inc. ................       497,140
     51,400   EarthLink, Inc. 1 ....................       531,990
     18,670   East West Bancorp, Inc. ..............       573,169
      7,800   EastGroup Properties, Inc. ...........       262,626
     11,000   Echelon Corp. 1 ......................       123,090


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     15,206   Eclipsys Corp. 1 .....................  $    232,044
      7,000   eCollege.com, Inc. 1 .................       112,000
      6,100   Edge Petroleum Corp. 1 ...............       103,700
      6,700   EDO Corp. ............................       161,604
      5,600   Education Lending Group, Inc. 1 ......        99,400
     18,200   eFunds Corp. 1 .......................       318,500
     13,229   EGL, Inc. 1 ..........................       351,891
     19,700   El Paso Electric Co. 1 ...............       304,168
      6,500   Electro Rent Corp. ...................        68,055
     11,956   Electro Scientific Industries, Inc. 1        338,474
      4,300   Electronics Boutique Holdings Corp. 1        113,262
     19,800   Electronics for Imaging, Inc. 1 ......       559,548
      7,500   Elizabeth Arden, Inc. 1 ..............       157,800
      8,760   Elkcorp ..............................       209,714
      7,300   Embarcadero Technologies, Inc. 1 .....        90,228
        900   EMC Insurance Group, Inc. ............        21,024
      5,300   EMCOR Group, Inc. 1 ..................       233,094
     18,300   Emmis Communications Corp.--
               Class A 1 ...........................       383,934
     11,700   Empire District Electric Co. .........       235,287
      2,300   Empire Resorts, Inc. 1 ...............        32,315
      4,700   EMS Technologies, Inc. 1 .............        91,321
     30,700   Emulex Corp. 1 .......................       439,317
      7,700   Encore Acquisition Co. 1 .............       214,830
      3,800   Encore Capital Group, Inc. 1 .........        50,198
     12,000   Encore Medical Corp. 1 ...............        75,600
      4,700   Encore Wire Corp. 1 ..................       129,579
     21,446   Encysive Pharmaceuticals, Inc. 1 .....       182,291
      9,700   Endocardial Solutions, Inc. 1 ........       100,395
     13,600   Energen Corp. ........................       652,664
      9,409   Energy Conversion Devices, Inc. 1 ....       105,945
     10,900   Energy Partners Ltd. 1 ...............       166,770
        800   EnergySouth, Inc. ....................        32,016
      8,225   Engineered Support Systems, Inc. .....       481,245
      4,400   Ennis Business Forms, Inc. ...........        85,800
      8,900   EnPro Industries, Inc. 1 .............       204,522
      1,200   Enstar Group, Inc. (The) 1 ...........        63,936
     19,300   Entegris, Inc. 1 .....................       223,301
     79,200   Enterasys Networks, Inc. 1 ...........       167,112
      8,675   Entertainment Properties Trust .......       310,044
     16,300   Entravision Communications Corp.--
               Class A 1 ...........................       125,184
     21,500   Entrust, Inc. 1 ......................        96,750
      8,798   Enzo Biochem, Inc. 1 .................       131,970
     16,400   Enzon, Inc. 1 ........................       209,264
     15,800   Epicor Software Corp. 1 ..............       221,990
      7,000   Epiq Systems, Inc. 1 .................       101,500
      8,100   EPIX Medical, Inc. 1 .................       170,910
      3,400   Equinix, Inc. 1 ......................       115,396
     22,200   Equity Inns, Inc., REIT ..............       206,238
     14,750   Equity One, Inc., REIT ...............       266,680
     16,600   eResearch Technology, Inc. 1 .........       464,800



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      2,200   Escalade, Inc. .......................  $     50,842
      4,867   ESCO Electronics Corp. 1 .............       259,703
     10,400   eSPEED, Inc.--Class A 1 ..............       183,560
     11,919   ESS Technology, Inc. 1 ...............       127,652
      8,300   Essex Property Trust, Inc. ...........       567,305
      8,100   Esterline Technologies Corp. 1 .......       239,193
     11,900   Ethan Allen Interiors, Inc. ..........       427,329
      8,000   Euronet Worldwide, Inc. 1 ............       185,040
      2,700   Exactech, Inc. 1 .....................        58,590
     15,282   Exar Corp. 1 .........................       224,034
      4,135   Excel Technology, Inc. 1 .............       137,489
     22,800   Exelixis, Inc. 1 .....................       230,052
      8,600   Exide Technologies 1 .................       175,870
      1,500   Exponent, Inc. 1 .....................        40,305
     14,900   ExpressJet Holdings, Inc. 1 ..........       180,886
     39,500   Extreme Networks, Inc. 1 .............       218,040
     21,800   Exult, Inc. 1 ........................       117,284
     15,900   F.N.B. Corp.1 ........................       324,360
     12,700   F5 Networks, Inc. 1 ..................       336,296
      7,400   FactSet Research Systems, Inc. .......       349,798
     12,983   FalconStor Software, Inc. 1,2 ........       100,229
      1,900   Farmer Bros. Co. .....................        50,977
      1,700   Farmers Capital Bank Corp. ...........        60,775
      3,600   FARO Technologies, Inc. 1 ............        92,412
      4,216   FBL Financial Group, Inc.--Class A ...       119,144
      3,200   Federal Agricultural Mortgage Corp.--
               Class C 1 ...........................        76,576
     17,930   Federal Signal Corp. .................       333,677
      8,902   FEI Co. 1 ............................       212,847
     19,031   FelCor Lodging Trust, Inc. 1 .........       230,275
     15,432   Ferro Corp. ..........................       411,726
      4,800   Fidelity Bankshares, Inc. ............       170,160
     14,528   FileNet Corp. 1 ......................       458,649
      7,100   Financial Federal Corp. 1 ............       250,346
      2,200   Financial Institutions, Inc. .........        54,340
      7,000   FindWhat.com 1 .......................       161,980
     58,200   Finisar Corp. 1 ......................       115,236
      6,600   Finish Line, Inc.--Class A 1 .........       199,122
      2,900   First Bancorp, North Carolina ........        96,947
     12,400   First BanCorp., Puerto Rico ..........       505,300
      3,400   First Busey Corp. ....................        99,416
      5,300   First Cash Financial Services, Inc. 1        112,784
     14,100   First Charter Corp. ..................       307,239
      2,700   First Citizens BancShares, Inc.--
               Class A .............................       329,400
     25,982   First Commonwealth Financial Corp. ...       336,987
      6,300   First Community Bancorp ..............       242,172
      3,749   First Community Bancshares, Inc. .....       125,591
      8,900   First Federal Capital Corp. ..........       247,687
     11,342   First Financial Bancorp ..............       200,980
      4,790   First Financial Bankshares, Inc. .....       200,845
      4,110   First Financial Corp., Indiana .......       131,109


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      4,200   First Financial Holdings .............  $    121,002
     34,100   First Health Group Corp. 1 ...........       532,301
     10,600   First Horizon Pharmaceutical Corp. 1 .       200,340
      2,900   First Indiana Corp. ..................        55,245
     15,400   First Industrial Realty Trust, Inc. ..       567,952
      7,628   First Merchants Corp. ................       197,947
     16,800   First Midwest Bancorp, Inc. ..........       591,528
     16,865   First National Bankshares of Florida .       319,592
     31,417   First Niagara Financial Group, Inc. ..       377,004
      2,550   First Oak Brook Bancshares, Inc. .....        77,265
        600   First of Long Island Corp. ...........        27,708
      3,900   First Place Financial Corp. ..........        72,423
      4,900   First Republic Bank ..................       211,092
      7,182   First Sentinel Bancorp, Inc. .........       147,590
      3,981   First Source Corp. ...................        99,445
      3,500   First State Bancorp ..................       107,520
      7,500   FirstFed Financial Corp. 1 ...........       312,000
      1,900   Fisher Communications, Inc. 1 ........        95,627
     10,750   Flagstar Bancorp, Inc. ...............       213,710
     20,077   Fleetwood Enterprises, Inc. 1 ........       292,120
      7,500   Florida East Coast Industries, Inc. ..       289,875
     12,725   Flowers Foods, Inc. ..................       332,759
     19,900   Flowserve Corp. 1 ....................       496,306
      6,600   Flushing Financial Corp. .............       116,490
     13,600   FMC Corp. 1 ..........................       586,296
      1,400   FNB Corp. ............................        40,348
     17,200   Forest Oil Corp. 1 ...................       469,904
      9,900   FormFactor, Inc. 1 ...................       222,255
      6,000   Forrester Research, Inc. 1 ...........       111,900
      7,825   Forward Air Corp. 1 ..................       292,655
          1   Fourthstage Technologies, Inc. 1 .....            --
      2,400   FPIC Insurance Group, Inc. 1 .........        59,256
      2,300   Franklin Bank Corp., Houston 1 .......        36,386
      5,400   Franklin Electric Co., Inc. ..........       203,904
     14,668   Freds, Inc.--Class  A ................       324,016
     14,900   FreeMarkets, Inc. 1 ..................        97,148
     15,729   Frontier Airlines, Inc. 1 ............       171,132
      6,125   Frontier Financial Corp. .............       214,007
     10,209   Frontier Oil Corp. ...................       216,329
     13,500   FSI International, Inc. 1 ............       105,435
     15,900   FTI Consulting, Inc. 1 ...............       262,350
     15,700   FuelCell Energy, Inc. 1 ..............       183,376
     12,348   Fuller (H.B.) Co. ....................       350,683
     19,100   Furniture Brands International, Inc. .       478,455
     12,000   FX Energy, Inc. 1 ....................       106,920
      6,672   G & K Services, Inc.--Class A ........       268,148
      3,500   Gabelli Asset Management, Inc.--
               Class A .............................       148,750
     12,720   Gables Residential Trust .............       432,226
      5,500   GameStop Corp. 1 .....................        83,710
      8,650   Gardner Denver Machinery, Inc. 1 .....       241,335
     28,085   Gartner Group, Inc.--Class A 1 .......       371,284



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     83,200   Gateway, Inc. 1 ......................  $    374,400
     18,100   GATX Corp. ...........................       492,320
     11,000   Gaylord Entertainment, Inc. 1 ........       345,290
      1,875   GB&T Bancshares, Inc. ................        44,812
     22,800   Genaera Corp. 1 ......................        95,760
     13,500   GenCorp, Inc. ........................       180,765
     29,600   Genelabs Technologies, Inc. 1 ........        68,376
      3,300   Genencor International, Inc. 1 .......        54,021
     17,450   General Cable Corp. 1 ................       149,197
     17,600   General Communication--Class A 1 .....       139,744
      8,100   Genesco, Inc. 1 ......................       191,403
      7,000   Genesee & Wyoming, Inc.--Class A 1 ...       165,900
      7,050   Genesis HealthCare Corp. 1 ...........       204,732
     12,000   Genesis Microchip, Inc. 1 ............       165,240
      4,800   Genlyte Group 1 ......................       301,824
     27,000   Genta, Inc. 1 ........................        67,500
     11,200   Gentiva Health Services, Inc. 1 ......       182,112
      3,900   Geo Group, Inc. (The) 1 ..............        79,560
     10,647   Georgia Gulf Corp. ...................       381,801
      1,465   German American Bancorp ..............        24,612
     17,300   Geron Corp. 1,2 ......................       139,957
      5,700   Getty Realty Corp. ...................       143,412
      8,600   Gevity HR, Inc. ......................       225,234
      4,900   Giant Industries, Inc. 1 .............       107,800
      5,900   Gibraltar Steel Corp. ................       193,638
     11,000   Glacier Bancorp, Inc. ................       309,870
      5,400   Gladstone Capital Corp.5 .............       108,810
     10,700   Glatefelter (P.H.) Co. ...............       150,656
      9,551   Glenborough Realty Trust, Inc. .......       175,261
     13,400   Glimcher Realty Trust ................       296,408
      8,900   Global Imaging Systems, Inc. 1 .......       326,274
     34,500   Global Industries Ltd. 1 .............       197,340
     11,300   Global Power Equipment Group, Inc. 1 .        90,626
     15,000   Gold Bancorp, Inc. ...................       232,500
      5,861   Golden Telecom, Inc. .................       164,929
      9,100   Goody's Family Clothing, Inc. ........        94,367
     56,800   Goodyear Tire & Rubber Co. 1,2 .......       516,312
      1,800   Gorman-Rupp Co. ......................        48,906
      9,800   Government Properties Trust, Inc.,
               REIT ................................       102,410
     36,098   Graftech International Ltd. 1 ........       377,585
     12,450   Granite Construction, Inc. ...........       226,963
     23,600   Graphic Packaging Corp. 1 ............       204,140
     15,700   Gray Television, Inc. ................       218,073
      1,000   Great American Financial
               Resources, Inc. .....................        15,900
      5,968   Great Atlantic & Pacific Tea Co. 1 ...        45,715
     18,700   Great Lakes Chemical Corp. ...........       506,022
      3,200   Great Southern Bancorp, Inc. .........        93,600
     19,200   Greater Bay Bancorp 2 ................       554,880
      1,800   Greenbrier Cos, Inc. (The) 1 .........        34,290
      2,800   Greg Manning Auctions, Inc. 1 ........        42,840


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
        350   Grey Global Group ....................  $    344,750
     75,600   Grey Wolf, Inc. 1 ....................       320,544
      5,000   Grief Bros Corp.--Class A ............       211,250
     10,070   Griffon Corp. 1 ......................       224,360
      4,800   Group 1 Software, Inc. 1 .............       110,160
      6,800   Group Automotive, Inc. 1 .............       225,828
      6,400   GSI Commerce, Inc. 1 .................        61,632
      5,600   Guess, Inc. 1 ........................        90,160
     15,500   Guilford Pharmaceuticals, Inc. 1 .....        73,625
      8,900   Guitar Center, Inc. 1 ................       395,783
      4,300   Gulf Island Fabrication ..............        93,009
      5,300   GulfMark Offshore, Inc. 1 ............        83,634
     11,400   Gymboree Corp. 1 .....................       175,104
      6,800   Haemonetics Corp. 1 ..................       201,620
      9,582   Hain Celestial Group, Inc. 1 .........       173,434
      6,500   Hancock Fabrics, Inc. ................        82,875
     12,300   Hancock Holding Co. ..................       357,438
     10,555   Handleman Co. ........................       244,454
      8,400   Hanger Orthopedic Group, Inc. 1 ......        98,448
      4,621   Hanmi Financial Corp. ................       136,319
     28,100   Hanover Compressor Co. 1 .............       334,390
      2,800   Hansen Natural Corp. 1 ...............        70,924
      7,701   Harbor Florida Bancorp, Inc. .........       211,855
     12,300   Harland (John H.) Co. ................       361,005
      7,400   Harleysville Group, Inc. .............       139,490
      9,568   Harleysville National Corp. ..........       244,941
     27,800   Harmonic, Inc. 1 .....................       236,856
      5,700   Harris & Harris Group, Inc. ..........        69,711
     17,400   Harris Interactive, Inc. 1 ...........       116,928
     15,000   Harvest Natural Resources, Inc. 1 ....       223,650
      6,500   Haverty Furniture Cos., Inc. .........       113,620
     13,400   Hayes Lemmerz International, Inc. 1 ..       202,340
     12,300   Headwaters, Inc. 1 ...................       318,939
     15,500   Healthcare Realty Trust, Inc. ........       580,940
      7,050   Healthcare Services Group, Inc. ......       107,865
      7,200   HealthExtras, Inc. 1 .................       119,304
     13,024   Heartland Express, Inc. ..............       356,337
      4,050   Heartland Financial USA, Inc. ........        74,318
     44,100   Hecla Mining Co. 1 ...................       251,370
      6,400   HEICO Corp. ..........................       116,800
      6,300   Heidrick & Struggles
               International, Inc. 1 ...............       186,984
     11,005   Helix Technology Corp. ...............       234,737
     17,900   Helmerich & Payne, Inc. ..............       467,548
     40,500   Hercules, Inc. 1 .....................       493,695
      9,000   Heritage Property Investment Trust,
               REIT ................................       243,540
      6,200   Herley Industries, Inc. 1 ............       121,148
      6,800   Hexcel Corp. 1 .......................        78,744
      9,637   Hibbett Sporting Goods, Inc. 1 .......       263,572
     10,200   Highland Hospitality Corp., REIT 1 ...       102,510
     20,000   Highwoods Properties, Inc. ...........       470,000



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     12,500   Hilb, Rogal and Hobbs Co. ............  $    446,000
     22,900   Hollinger International, Inc. ........       384,491
      6,100   Hollis-Eden Pharmaceuticals, Inc. 1,2         73,505
      5,000   Holly Corp. ..........................       187,000
     19,600   Hollywood Entertainment Corp. 1 ......       261,856
      8,800   Hologic, Inc. 1 ......................       204,600
     12,200   Home Properties of New York, Inc. ....       475,556
     38,300   HomeStore, Inc. 1 ....................       152,817
      3,000   Hooker Furniture Corp. ...............        60,510
     23,400   Hooper Holmes, Inc. ..................       134,316
     18,368   Horace Mann Educators Corp. ..........       321,073
      4,700   Horizon Financial Corp. ..............        93,530
     17,975   Hot Topic, Inc. 1 ....................       368,308
      5,300   Houston Exploration Co. 1 ............       274,752
      2,700   Hub Group, Inc.--Class A 1 ...........        92,070
      4,300   Hudson Highland Group, Inc. 1 ........       131,838
     10,900   Hudson River Bancorp, Inc. ...........       186,063
     48,600   Human Genome Sciences, Inc. 1 ........       565,218
      8,040   Humboldt Bancorp .....................       168,116
      9,300   Hutchinson Technology 1 ..............       228,687
      7,200   Hydril Co. 1 .........................       226,800
     21,000   Hypercom Corp. 1 .....................       177,450
     14,580   Hyperion Solutions Corp. 1 ...........       637,438
      7,900   I-Flow Corp. 1 .......................        93,694
      3,500   Iberiabank Corp. .....................       207,130
      4,900   ICU Medical, Inc. 1,2 ................       164,297
     14,300   IDACORP, Inc. ........................       386,100
     32,900   Identix, Inc. 1 ......................       245,763
     18,600   IDEX Corp. ...........................       638,910
      7,700   IDX Systems Corp. 1 ..................       245,553
      7,700   IHOP Corp. ...........................       275,352
      4,700   II-VI, Inc. 1 ........................       144,102
     14,563   ILEX OnOclogy, Inc. 1 ................       363,929
      8,900   Illumina, Inc. 1 .....................        56,515
      5,900   Imagistics International, Inc. 1 .....       208,860
     13,000   Imation Corp. ........................       553,930
     43,300   IMC Global, Inc. .....................       580,220
      6,600   IMCO Recycling, Inc. 1 ...............        87,252
      7,450   Immucore, Inc. 1 .....................       242,498
     16,479   ImmunoGen, Inc. 1 ....................       100,687
     18,700   Immunomedics, Inc. 1,2 ...............        91,069
     23,400   Impac Mortgage Holdings, Inc., REIT ..       526,968
     19,000   Impax Laboratories, Inc. 1 ...........       368,220
     17,241   In Focus Systems, Inc. 1 .............       146,549
     25,700   Incyte Genomics, Inc. 1 ..............       196,348
      6,300   Independent Bank Corp.--
               Massachusetts .......................       182,385
      8,841   Independent Bank Corp.--Michigan .....       224,561
     17,400   Indevus Pharmaceuticals, Inc. 1 ......       107,010
      7,600   Inet Technologies, Inc. 1 ............        94,772
      7,200   Infinity Property & Casual Corp. .....       237,600
      4,700   Infocrossing, Inc. 1 .................        63,450


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     19,800   Infonet Services Corp.--Class B 1 ....  $     33,660
     31,200   Informatica Corp. 1 ..................       238,056
      5,200   Information Holdings, Inc. 1 .........       142,324
     11,900   InfoSpace, Inc. 1 ....................       452,676
     11,200   InfoUSA, Inc. 1 ......................       113,568
      7,200   Ingles Markets, Inc.--Class A ........        80,424
     16,000   InKine Pharmaceutical Co., Inc. 1 ....        61,920
     10,400   Innkeepers USA Trust .................       107,224
      1,900   Innovative Solutions and
               Support, Inc. 1 .....................        37,088
     19,000   Input/Output, Inc. 1 .................       157,510
     19,700   Insight Communications Co., Inc. 1 ...       182,422
     18,362   Insight Enterprises, Inc. 1 ..........       326,109
     10,890   Insituform Technologies--Class A 1 ...       177,180
     11,700   Inspire Pharmaceuticals, Inc. 1 ......       195,624
      3,422   Insurance Auto Auctions, Inc. 1 ......        58,174
      8,222   Integra Bank Corp. ...................       181,131
      7,500   Integra LifeSciences Holdings 1 ......       264,525
     39,200   Integrated Device Technology, Inc. 1 .       542,528
     10,900   Integrated Electrical Services, Inc. 1        87,745
     13,400   Integrated Silicon Solution, Inc. 1 ..       163,614
      2,100   Inter Parfums, Inc. ..................        43,785
      8,890   Inter-Tel, Inc. ......................       221,983
     12,800   Interactive Data Corp. 1 .............       222,976
      7,535   Intercept Group, Inc. 1 ..............       123,423
      3,300   Interchange Financial Services Corp. .        82,104
     20,900   InterDigital Communications Corp. 1 ..       393,129
     18,441   Interface, Inc. 1 ....................       160,990
     13,624   Intergraph Corp. 1 ...................       352,317
      7,136   Intermagnetics General Corp. 1 .......       242,838
     10,300   Intermune, Inc. 1 ....................       158,826
     16,100   Internet Capital Group, Inc. 1 .......       124,614
     14,500   Internet Security Systems, Inc. 1 ....       222,430
      3,500   Intersections, Inc. 1 ................        83,965
     18,600   Interstate Bakeries Corp. ............       201,810
      2,100   InterVideo, Inc. 1 ...................        27,174
     14,800   Intervoice, Inc. 1 ...................       169,756
     16,750   Interwoven, Inc. 1 ...................       169,175
      7,400   Intrado, Inc. 1 ......................       119,066
     11,950   Intuitive Surgical, Inc. 1 ...........       227,050
      9,700   Invacare Corp. .......................       433,784
     11,900   Inveresk Research Group, Inc. 1 ......       366,996
      4,400   Inverness Medical Innovations, Inc. 1        96,360
     16,400   Investment Technology Group, Inc. 1 ..       209,756
     14,000   Investors Real Estate Trust, REIT ....       145,320
      6,500   InVision Technologies, Inc. 1 ........       324,350
     25,309   Iomega Corp. .........................       141,224
      7,200   Ionics, Inc. 1 .......................       203,400
     15,700   iPass, Inc. 1 ........................       166,263
      4,400   iPayment Holdings, Inc. 1 ............       180,400
      6,500   Irwin Financial Corp. ................       171,600
     22,068   Isis Pharmaceuticals, Inc. 1 .........       126,670



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      6,711   Isle of Capri Casinos, Inc. 1 ........  $    117,107
      9,600   Isolagen, Inc. 1 .....................        98,688
      1,500   ITLA Capital Corp. 1 .................        60,855
      9,000   Itron, Inc. 1 ........................       206,460
     12,100   iVillage, Inc. 1 .....................        76,835
      8,700   Ixia 1 ...............................        85,608
      9,100   IXYS Corp. 1 .........................        71,708
      2,400   J&J Snack Foods Corp. 1 ..............        97,992
      6,650   J. Jill Group, Inc. 1 ................       156,874
      7,000   j2 Global Communications, Inc. 1,2 ...       194,600
     13,198   Jack in the Box, Inc. 1 ..............       391,981
     29,014   Jacuzzi Brands, Inc. 1 ...............       234,143
     10,800   JAKKS Pacific, Inc. 1 ................       224,532
     10,150   Jarden Corp. 1 .......................       365,299
     11,382   JDA Software Group, Inc. 1 ...........       149,901
     16,300   JLG Industries, Inc. .................       226,407
      7,110   Jo-Ann Stores, Inc. 1 ................       209,034
      3,100   John B. Sanfilippo & Son, Inc. 1 .....        82,832
     11,882   Jones Lang LaSalle, Inc. 1 ...........       322,002
      3,050   Jos. A. Bank Clothiers, Inc. 1 .......        95,740
      6,600   Journal Communications, Inc.--
               Class A .............................       124,278
     14,703   Journal Register Co. 1 ...............       294,060
     19,000   Joy Global, Inc. .....................       568,860
      6,900   Jupitermedia Corp. 1 .................        97,704
      9,700   K-Swiss, Inc.--Class A ...............       196,037
     12,850   K-V Pharmaceutical Co.--Class A 1 ....       296,707
     11,800   K2, Inc. 1 ...........................       185,260
      5,580   Kadant, Inc. 1 .......................       129,065
      6,900   Kaman Corp.--Class A .................        96,531
      1,200   Kansas City Life Insurance Co. .......        50,508
     25,900   Kansas City Southern Industries, Inc. 1      401,450
     12,090   Kaydon Corp. .........................       373,944
     17,600   KCS Energy, Inc. 1 ...................       234,432
     20,100   Keane, Inc. 1 ........................       275,169
      5,300   Keithley Instruments, Inc. ...........       117,395
     10,082   Kellwood Co. .........................       439,071
      7,600   Kelly Services, Inc. .................       226,480
     32,300   KEMET Corp. 1 ........................       394,706
     13,612   Kennametal, Inc. .....................       623,430
      2,650   Kenneth Cole Productions, Inc.--
               Class A .............................        90,816
      4,100   Kensey Nash Corp. 1 ..................       141,450
      9,100   Keryx Biopharmaceuticals, Inc. 1 .....       115,206
     47,900   Key Energy Services, Inc. 1 ..........       452,176
      7,700   Keynote Systems, Inc. 1 ..............       105,875
      5,100   Keystone Automotive Industries, Inc. 1       142,239
      9,900   Keystone Property Trust ..............       237,897
      8,100   Kforce, Inc. 1 .......................        76,464
     14,800   KFx, Inc. 1,2 ........................       112,776
     12,300   Kilroy Realty Corp., REIT ............       419,430
      8,100   Kimball International, Inc.--Class B .       119,475
      9,800   Kindred Healthcare, Inc. 1 ...........       258,230



     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      7,636   Kirby Corp. 1 ........................  $    297,040
      5,400   Kirkland's, Inc. 1 ...................        64,422
     10,100   KNBT Bancorp, Inc. ...................       168,670
     45,500   Knight Trading Group, Inc. 1 .........       455,910
      9,952   Knight Transportation, Inc. 1 ........       285,921
      8,700   Koger Equity, Inc. 1 .................       201,144
     10,600   Komag, Inc. 1 ........................       148,082
     31,700   Kopin Corp. 1 ........................       161,987
     11,623   Korn/Ferry International 1 ...........       225,138
      4,500   KOS Pharmaceuticals, Inc. 1 ..........       148,365
      9,600   Kosan Biosciences, Inc. 1 ............        75,840
      7,200   Kramont Realty Trust .................       115,200
     20,500   Krispy Kreme Doughnuts, Inc. 1 .......       391,345
     13,400   Kroll, Inc. 1 ........................       494,192
      1,181   Kronos Worldwide, Inc. ...............        40,401
     12,421   Kronos, Inc. 1 .......................       511,745
     19,000   Kulicke & Soffa Industries, Inc. 1 ...       208,240
      6,500   KVH Industries, Inc. 1,2 .............        82,745
      8,400   Kyphon, Inc. 1 .......................       236,712
     69,475   La Quinta Corp. 1 ....................       583,590
     18,800   La-Z-Boy, Inc. .......................       338,024
      7,100   LabOne, Inc. 1 .......................       225,638
     15,300   Labor Ready, Inc. 1 ..................       237,150
     18,800   LaBranche & Co., Inc. ................       158,296
      6,500   Laclede Group, Inc. ..................       178,165
     38,400   Laidlaw International, Inc. 1 ........       497,664
      2,849   Lakeland Bancorp, Inc. ...............        45,983
      1,300   Lakeland Financial Corp. .............        43,550
      7,100   Lakes Entertainment, Inc. 1 ..........        82,289
      9,600   Lancaster Colony Corp. ...............       399,744
     11,600   Lance, Inc. ..........................       178,640
      7,100   Landamerica Financial Group ..........       276,403
      3,600   Landauer, Inc. .......................       160,776
      8,100   Landry's Restaurants, Inc. ...........       242,109
     11,924   Landstar System, Inc. 1 ..............       630,422
      1,950   Lannett Co., Inc. 1 ..................        29,289
     10,500   LaSalle Hotel Properties .............       256,200
      6,500   Laserscope 1 .........................       179,075
     40,900   Lattice Semiconductor Corp. 1 ........       286,709
      1,100   Lawson Products, Inc. ................        41,965
     19,100   Lawson Software, Inc. 1 ..............       135,228
      2,700   Layne Christensen Co. 1 ..............        44,685
      4,400   LCA-Vision, Inc. 1 ...................       128,172
      9,900   Leapfrog Enterprises, Inc. 1 .........       196,911
      3,583   Learning Tree International, Inc. 1 ..        51,989
      4,700   LECG Corp. 1 .........................        81,357
     18,918   Lennox International, Inc. ...........       342,416
      8,500   Leucadia National Corp.--
               Contingent Sale Rights 1 ............            --
      7,125   Levitt Corp.--Class A 1 ..............       183,540
     26,000   Lexar Media, Inc. 1 ..................       173,680
     22,922   Lexicon Genetics, Inc. 1 .............       179,708
     16,600   Lexington Corp. Properties Trust, REIT       330,506



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      5,400   Libbey, Inc. .........................  $    149,904
      7,075   Liberty Corp. ........................       332,171
     12,200   LifeCell Corp. 1 .....................       137,738
      3,400   Lifeline Systems, Inc. 1 .............        80,444
     14,300   LifePoint Hospitals, Inc. 1 ..........       532,246
      2,000   Lifetime Hoan Corp. ..................        45,580
     27,700   Ligand Pharmaceuticals, Inc.--
               Class B 1,2 .........................       481,426
     10,000   Lin TV Corp.--Class A 1 ..............       212,000
     13,674   Lincoln Electric Co. .................       466,147
      5,050   Lindsay Manufacturing Co. ............       121,301
     16,800   Linens 'n Things, Inc. 1 .............       492,408
     16,400   Lionbridge Technologies, Inc. 1 ......       125,460
      6,500   Lithia Motors, Inc.--Class A .........       161,070
      8,586   Littelfuse, Inc. 1 ...................       364,132
      4,600   LKQ Corp. 1 ..........................        85,238
      6,000   LNR Property Corp. ...................       325,500
      5,254   LodgeNet Entertainment Corp. 1 .......        86,691
      7,000   Lone Star Steakhouse & Saloon, Inc. ..       190,330
     10,736   Lone Star Technologies, Inc. 1 .......       295,884
     11,283   Longs Drug Stores Corp. ..............       269,325
     19,300   Longview Fibre Co. 1 .................       284,289
     38,800   LookSmart Ltd. 1 .....................        84,196
      6,975   LSI Industries, Inc. .................        80,213
      7,600   LTC Properties, Inc., REIT ...........       126,160
     22,674   LTX Corp. 1 ..........................       245,106
      1,600   Lufkin Industries, Inc. ..............        51,168
     11,800   Luminent Mortgage Capital, Inc.,
               REIT ................................       141,600
      8,900   Luminex Corp. 1 ......................        89,534
      5,200   M&F Worldwide Corp. 1 ................        71,240
      4,300   M/I Schottenstein Homes, Inc. ........       174,580
      2,241   Macatawa Bank Corp. ..................        61,605
     11,203   MacDermid, Inc. ......................       379,222
     18,400   Macrovision Corp. 1 ..................       460,552
     11,260   MAF Bancorp, Inc. ....................       480,577
      9,700   Magellan Health Services, Inc. 1 .....       324,465
      9,200   Magma Design Automation, Inc. 1 ......       176,916
     19,100   Magna Entertainment Corp.,--
               Class A 1,2 .........................       112,690
      6,700   MagneTek, Inc. 1 .....................        55,878
     25,800   Magnum Hunter Resources, Inc. 1 ......       267,804
     11,600   Maguire Properties, Inc. .............       287,332
      7,100   Main Street Banks, Inc. ..............       199,510
      2,167   MainSource Financial Group, Inc. .....        43,990
     11,000   Manhattan Associates, Inc. 1 .........       339,680
      9,977   Manitowoc Co., Inc. ..................       337,721
      6,300   ManTech International Corp.--
               Class A 1 ...........................       118,251
      8,200   Manufactured Home
               Communities, Inc. ...................       272,158


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     24,900   Manugistics Group, Inc. 1 ............  $     81,423
      9,600   MAPICS, Inc. 1 .......................       101,376
      6,700   MapInfo Corp. 1 ......................        71,020
      6,150   Marcus Corp. .........................       106,088
      6,200   Marimba, Inc. 1 ......................        50,406
      3,300   Marine Products Corp. ................        61,215
      4,100   MarineMax, Inc. 1 ....................       117,588
      2,300   Marten Transport Ltd. 1 ..............        42,895
      6,822   Martha Stewart Living
               Omnimedia, Inc. 1,2 .................        61,398
      3,800   MascoTech, Inc.--Entitlement 1 .......            --
      7,700   MasTec, Inc. 1 .......................        41,811
      4,800   Matria Healthcare, Inc. 1 ............       120,336
      8,200   Matrix Service Co. 1 .................        75,030
     20,500   MatrixOne, Inc. 1 ....................       141,655
     11,500   Matthews International Corp.--
               Class A .............................       378,810
     16,700   Mattson Technology, Inc. 1 ...........       200,734
      1,900   Maui Land & Pineapple Co., Inc. 1 ....        64,600
     15,783   Maverick Tube Corp. 1 ................       414,462
     12,300   Maxim Pharmaceuticals, Inc. 1 ........       118,695
      6,500   MAXIMUS, Inc. 1 ......................       230,490
      6,900   Maxwell Shoe Co., Inc. 1 .............       160,356
      3,400   Maxwell Technologies, Inc. 1 .........        43,860
      8,100   Maxygen, Inc. 1 ......................        85,617
      8,200   MB Financial, Inc. ...................       301,842
      4,000   MBT Financial Corp. ..................        72,880
     43,100   McDATA Corp.--Class A 1 ..............       231,878
     11,600   MCG Capital Corp. ....................       178,408
      2,800   McGrath Rentcorp .....................       103,460
      6,200   McMoRan Exploration Co. 1,2 ..........        96,596
      3,400   Measurement Specialties, Inc. 1 ......        73,440
     29,800   Medarex, Inc. 1,2 ....................       217,242
      3,100   MedCath Corp. 1 ......................        62,000
     27,300   Mediacom Communications Corp. 1 ......       213,486
      4,400   Medical Action Industries, Inc. 1 ....        80,960
      4,800   Medical Staffing Network
               Holdings, Inc. 1 ....................        30,912
     17,800   Medicines Co. 1 ......................       543,078
      4,465   Medis Technologies Ltd. 1,2 ..........        72,422
      3,172   MemberWorks, Inc. 1 ..................        93,955
     11,792   Men's Wearhouse, Inc. 1 ..............       311,191
     16,192   Mentor Corp. .........................       555,224
     26,200   Mentor Graphics Corp. 1 ..............       405,314
      3,570   Mercantile Bank Corp. ................       130,127
      9,022   Mercury Computer Systems, Inc. 1 .....       223,746
      3,100   Merge Technologies, Inc. 1 ...........        45,353
     20,400   Meridian Resource Corp. 1 ............       141,576
     30,044   Meristar Hospitality Corp. 1 .........       205,501
      9,944   Merit Medical Systems, Inc. 1 ........       158,408
      3,700   Meritage Corp. 1 .....................       254,560
      7,200   Merix Corp. 1 ........................        81,648


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     13,400   Mesa Air Group, Inc. 1 ...............  $    108,406
      7,400   Metal Management, Inc. 1 .............       146,594
      7,000   Metals USA, Inc. 1 ...................       125,160
     12,228   Methode Electronics, Inc.--Class A ...       158,597
     11,100   Metris Cos., Inc. 1 ..................        96,459
      1,900   Metrocall Holdings, Inc. 1 ...........       127,300
      5,000   Metrologic Instruments, Inc. 1 .......        99,700
     31,900   MFA Mortgage Investments, Inc. .......       283,910
      6,000   MGE Energy, Inc. .....................       195,780
      1,900   MGP Ingredients, Inc. ................        73,511
     24,900   Micrel, Inc. 1 .......................       302,535
     28,500   Micromuse, Inc. 1 ....................       190,665
      6,883   MICROS Systems, Inc. 1 ...............       330,178
     22,988   Microsemi Corp. 1 ....................       326,659
      4,300   MicroStrategy, Inc.--Class A 1 .......       183,610
     13,900   Microtek Medical Holdings, Inc. 1 ....        71,168
     17,200   Microtune, Inc. 1 ....................        80,324
      8,500   Microvision, Inc. 1 ..................        71,400
      8,100   Mid-America Apartment
               Communities, Inc. ...................       306,909
      9,600   Mid-State Bancshares .................       225,696
      6,000   Midas, Inc. 1 ........................       104,400
      2,000   Middleby Corp. (The) .................       109,240
      2,533   Middlesex Water Co. ..................        49,090
      2,400   Midland Co. ..........................        71,160
     13,959   Midway Games, Inc. 1,2 ...............       160,808
      5,100   Midwest Banc Holdings, Inc. ..........       113,730
     18,498   Milacron, Inc. 1 .....................        73,992
     24,231   Millennium Chemicals, Inc. 1 .........       419,681
     37,400   Mindspeed Technologies, Inc. 1 .......       185,504
      8,600   Mine Safety Appliances Co. ...........       289,820
      7,368   Minerals Technologies, Inc. ..........       427,344
     17,800   MIPS Technologies, Inc. 1 ............       108,936
     17,600   Mission Resources Corp. 1 ............       100,320
      8,100   Mission West Properties, Inc. ........        98,091
     11,800   MKS Instruments, Inc. 1 ..............       269,276
      6,674   Mobile Mini, Inc. 1 ..................       189,608
     10,700   Mobility Electronics, Inc 1 ..........        90,094
     10,106   Modine Manufacturing Co. .............       321,876
      6,200   Molecular Devices Corp. 1 ............       110,236
      3,500   Molina Healthcare, Inc. 1 ............       133,630
      9,875   Monaco Coach Corp. ...................       278,179
     11,600   Monolithic Systems Technology, Inc. 1         87,348
      3,750   Monro Muffler Brake, Inc. 1 ..........        90,975
     18,200   MONY Group, Inc. (The) 1 .............       569,660
     10,050   Moog, Inc.--Class A 1 ................       372,956
      4,200   Movado Group, Inc. ...................        72,450
     11,025   Movie Gallery, Inc. ..................       215,539
     38,772   MPS Group, Inc. 1 ....................       469,917
      7,420   MRO Software, Inc. 1 .................       100,986
     39,834   MRV Communications, Inc. 1 ...........       109,145
     10,100   MSC Software Corp. 1 .................        90,395


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      2,500   MTC Technologies, Inc. 1 .............  $     64,550
      9,900   MTR Gaming Group, Inc. 1 .............       108,405
      9,100   MTS Systems Corp. ....................       213,395
     14,100   Mueller Industries, Inc. .............       504,780
      8,500   Multimedia Games, Inc. 1,2 ...........       227,970
      6,872   Myers Industries, Inc. ...............        96,895
     14,800   Mykrolis Corp. 1 .....................       257,816
     11,300   Myriad Genetics, Inc. 1 ..............       168,596
     23,033   Nabi Biopharmaceuticals 1 ............       327,529
      1,725   NACCO Industries, Inc.--Class A ......       163,875
     14,500   Nanogen, Inc. 1 ......................        97,440
      8,800   Nara Bancorp, Inc. ...................       150,744
      5,800   Nash Finch Co. .......................       145,174
      1,000   National Beverage Corp. ..............         9,930
     12,200   National Financial Partners Corp. ....       430,294
     10,500   National Health Investors, Inc. ......       285,495
      2,000   National Healthcare Corp. ............        56,020
     10,453   National Penn Bancshares, Inc. .......       310,872
      1,100   National Presto Industries, Inc. .....        45,353
      4,100   National Processing, Inc. 1 ..........       117,875
        700   National Western Life Insurance
               Co.--Class A 1 ......................       107,485
     27,900   Nationwide Health Properties, Inc. ...       527,310
      3,900   Nature's Sunshine Products, Inc. .....        55,536
     10,675   Nautilus Group, Inc. 2 ...............       208,269
      8,800   Navarre Corp. 1 ......................       126,632
     17,175   Navigant Consulting, Inc. 1 ..........       368,232
      6,600   Navigant International, Inc. 1,2 .....       117,414
      2,600   Navigators Group, Inc. (The) 1 .......        75,114
      1,233   NBC Capital Corp. ....................        33,279
     15,097   NBT Bancorp, Inc. ....................       337,267
      8,300   NCI Building Systems, Inc. 1 .........       270,165
      9,611   NCO Group, Inc. 1 ....................       256,518
        700   NCP Litigation Trust Entitlements 1 ..            --
     13,389   NDCHealth Corp. ......................       310,625
     14,100   NeighborCare, Inc. 1 .................       441,753
      3,500   Neoforma, Inc. 1 .....................        42,490
      7,886   NeoPharm, Inc. 1 .....................        81,462
      6,622   Neose Technologies, Inc. 1 ...........        55,161
     20,972   Net IQ Corp. 1 .......................       276,830
     17,896   Net.B@nk, Inc. .......................       195,603
     16,100   Net2Phone, Inc. 1 ....................        72,933
     13,253   Netegrity, Inc. 1 ....................       112,120
      7,200   NETGEAR, Inc. 1 ......................        77,328
      4,200   Netratings, Inc. 1 ...................        68,418
      7,200   Netscout Systems, Inc. 1 .............        47,448
      9,500   Network Equipment
               Technologies, Inc. 1 ................        77,520
      7,900   Neurogen Corp. 1 .....................        59,092
     10,600   New Century Financial Corp. ..........       496,292
     11,850   New Jersey Resources Corp. ...........       492,723
     14,300   Newcastle Investment Corp. ...........       428,285


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      5,700   NewMarket Corp. 1 ....................  $    122,379
     28,825   Newpark Resources, Inc. 1 ............       178,715
     14,700   Newport Corp. 1 ......................       237,699
      3,300   Nexstar Broadcasting Group, Inc.--
               Class A 1 ...........................        36,234
     13,700   NIC, Inc. 1 ..........................        98,229
     15,800   Nicor, Inc. ..........................       536,726
      2,300   NL Industries, Inc. ..................        33,350
     19,600   NMS Communications Corp. 1 ...........       144,648
      6,600   NN, Inc. .............................        83,886
      3,000   Noble International Ltd. .............        74,310
     10,900   Nordson Corp. ........................       472,733
      4,900   North Pittsburgh Systems, Inc. .......        98,245
      8,300   Northfield Laboratories, Inc. 1 ......       118,358
     30,100   Northwest Airlines Corp. 1,2 .........       334,712
      5,900   Northwest Bancorp, Inc. ..............       135,110
     12,107   Northwest Natural Gas Co. ............       369,264
      9,200   Novastar Financial, Inc., REIT 2 .....       349,232
      6,800   Novatel Wireless, Inc. 1 .............       180,200
      9,500   Noven Pharmaceuticals, Inc. 1 ........       209,190
     13,770   NPS Pharmaceuticals, Inc. 1 ..........       289,170
      7,576   NS Group, Inc. 1 .....................       124,549
     19,444   Nu Skin Enterprises, Inc. ............       492,322
      8,400   NUI Corp. ............................       122,640
      3,700   Nutraceutical International Corp. 1 ..        78,847
     11,833   Nuvelo, Inc. 1 .......................       113,833
        500   NYMAGIC, Inc. ........................        13,200
     10,100   O'Charley's, Inc. 1 ..................       173,619
      8,500   Oakley, Inc. .........................       109,990
      3,500   Ocean Financial Corp. ................        83,825
      9,300   Oceaneering International, Inc. 1 ....       318,525
      5,100   Octel Corp. ..........................       134,283
      7,500   Ocular Sciences, Inc. 1 ..............       285,000
     16,600   Ocwen Financial Corp. 1 ..............       199,864
     13,375   Odyssey Healthcare, Inc. 1 ...........       251,718
      7,200   Offshore Logistics, Inc. 1 ...........       202,464
     23,942   Ohio Casualty Corp. 1 ................       481,952
      9,200   Oil States International, Inc. 1 .....       140,760
      7,200   Old Dominion Freight Line, Inc. 1 ....       212,256
     24,000   Old National Bancorp .................       595,920
      1,899   Old Second Bancorp, Inc. .............       100,172
     25,954   Olin Corp. ...........................       457,309
     10,600   OM Group, Inc. 1 .....................       349,906
      1,900   Omega Financial Corp. ................        65,417
     15,700   OMEGA Healthcare Investors, Inc. .....       157,628
      9,200   Omnicell, Inc. 1 .....................       134,412
     20,700   OmniVision Technologies, Inc. 1 ......       330,165
     12,700   Omnova Solutions, Inc. 1 .............        77,470
     48,100   ON Semiconductor Corp. 1 .............       241,462
     13,100   Onyx Pharmaceuticals, Inc. 1 .........       554,916
      4,100   Open Solutions, Inc. 1 ...............       102,418
     23,966   Openwave Systems, Inc. 1 .............       304,368


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     47,400   Oplink Communications, Inc. 1 ........  $     91,008
      5,700   OPNET Technologies, Inc. 1 ...........        74,670
     19,400   Opsware, Inc. 1,2 ....................       153,648
      8,100   Optical Communication Products, Inc. 1        19,764
      6,800   Option Care, Inc. ....................       103,768
     17,400   Orasure Technologies, Inc. 1 .........       169,302
     18,160   Orbital Sciences Corp. 1 .............       250,790
      5,300   Orbitz, Inc.--Class A 1 ..............       114,586
     10,800   Oregon Steel Mills, Inc. 1 ...........       159,192
      6,302   Oriental Financial Group, Inc. .......       170,595
      1,500   Orleans Homebuilders, Inc. 1 .........        28,905
     15,800   Orthodontic Centers of America, Inc. 1,2     129,402
     15,500   OrthoLogic Corp. 1 ...................       134,385
     18,700   Orthovita, Inc. 1 ....................        96,118
     25,000   Oscient Pharmaceuticals Corp. 1 ......       127,750
      4,208   Oshkosh B'Gosh, Inc.--Class A ........       105,074
      6,300   OSI Systems, Inc. 1 ..................       125,559
      9,000   Otter Tail Power Co. .................       241,740
      5,400   Overland Storage, Inc. 1 .............        71,766
      9,800   Overnite Corp. .......................       288,120
      9,800   Overseas Shipholding Group, Inc. .....       432,474
      4,100   Overstock.com, Inc. 1 ................       160,228
     14,300   Owens & Minor, Inc., Holding Co. .....       370,370
      4,700   Oxford Industries, Inc. ..............       204,732
      1,300   P.A.M. Transportation Services, Inc. 1        24,830
      9,572   P.F. Chang's China Bistro, Inc. 1 ....       393,888
     11,000   Pacer International, Inc. 1 ..........       203,500
     16,944   Pacific Capital Bancorp ..............       476,635
     11,800   Packeteer, Inc. 1 ....................       190,570
     11,400   Pain Therapeutics, Inc. 1 ............        91,884
     22,700   Palatin Technologies, Inc. 1 .........        95,567
      4,850   Palm Harbor Homes, Inc. 1 ............        85,991
     15,798   PalmOne, Inc. 1,2 ....................       549,296
      6,787   PalmSource, Inc. 1 ...................       116,329
      5,500   Palomar Medical Technologies, Inc. 1 .        92,345
     10,600   Panera Bread Co.--Class A 1,2 ........       380,328
      3,700   Pantry, Inc. (The) 1 .................        80,660
      4,306   Papa John's International, Inc. 1,2 ..       127,199
     12,700   Par Pharmaceutical Cos., Inc. 1 ......       447,167
     13,200   Paradyne Networks, Inc. 1 ............        72,600
     99,900   Parametric Technology Corp. 1 ........       499,500
     11,260   PAREXEL International Corp. 1 ........       222,948
      6,387   Park Electrochemical Corp. ...........       161,272
      4,900   Park National Corp. ..................       625,779
     32,400   Parker Drilling Co. 1 ................       123,768
      4,100   Parkway Properties, Inc. .............       182,245
      2,100   Partners Trust Financial Group, Inc. .        41,160
      5,200   Party City Corp. 1 ...................        64,948
     13,900   Pathmark Stores, Inc. 1 ..............       105,918
     13,750   Paxar Corp. 1 ........................       268,400
     21,000   Paxson Communications Corp. 1 ........        68,250
     25,400   Payless ShoeSource, Inc. 1 ...........       378,714


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      3,250   PC Connection, Inc. 1 ................  $     21,385
      3,700   PC Mall, Inc. 1 ......................        69,856
     10,000   PC-Tel, Inc. 1 .......................       118,000
      6,300   PDF Solutions, Inc. 1 ................        53,361
      3,600   PDI, Inc. 1 ..........................       109,188
      1,630   Peapack-Gladstone Financial Corp. ....        52,356
      5,200   PEC Solutions, Inc. 1 ................        62,036
      9,100   Pediatrix Medical Group, Inc. 1 ......       635,635
      5,600   Peet's Coffee & Tea, Inc. 1 ..........       139,944
     10,404   Pegasus Systems, Inc. 1 ..............       136,605
      4,400   Pegasystems, Inc. 1 ..................        38,500
      3,074   Penn Engineering &
               Manufacturing Corp. .................        65,907
     12,300   Penn National Gaming, Inc. 1 .........       408,360
      6,200   Penn Virginia Corp. ..................       223,882
      5,100   Penn-America Group, Inc. .............        71,400
      2,300   PennFed Financial Services, Inc. .....        78,200
      2,056   PennRock Financial Services Corp. ....        62,091
     12,812   Pennsylvania Real Estate
               Investment Trust, REIT ..............       438,811
      7,900   Penwest Pharmaceuticals Co. 1 ........       101,199
      5,895   Peoples Bancorp, Inc. ................       156,748
     13,500   Peoples Energy Corp. .................       569,025
      2,000   Peoples Holding Co. ..................        69,120
     21,600   Pep Boys--Manny, Moe, & Jack .........       547,560
     10,133   Per-Se Technologies, Inc. 1 ..........       147,334
     42,200   Peregrine Pharmaceuticals 1 ..........        62,034
     16,900   Performance Food Group Co. 1 .........       448,526
     11,100   Pericom Semiconductor Corp. 1 ........       118,881
      4,600   Perini Corp. 1 .......................        49,082
     30,800   Perot Systems Corp.--Class A 1 .......       408,716
     25,098   Perrigo Co. ..........................       476,109
      2,900   Perry Ellis International, Inc. 1 ....        73,254
      5,400   PetMed Express, Inc. 1 ...............        43,303
      7,100   Petroleum Development Corp. 1 ........       194,682
      4,660   PFF Bancorp, Inc. ....................       173,538
      8,700   Pharmacyclics, Inc. 1 ................        88,479
      4,500   Pharmion Corp. 1 .....................       220,140
     30,900   Pharmos Corp. 1 ......................       126,999
      7,000   Philadelphia Consolidated
               Holding Corp. 1 .....................       420,490
      9,800   Phillips-Van Heusen Corp. ............       188,650
     35,300   Phoenix Cos., Inc. (The) 2 ...........       432,425
      6,241   Photon Dynamics, Inc. 1 ..............       218,872
     12,168   Photronics, Inc. 1 ...................       230,462
      2,400   PICO Holdings, Inc. 1 ................        45,886
     13,700   Piedmont Natural Gas Co., Inc. .......       584,990
      6,000   Pinnacle Airlines Corp. 1 ............        67,800
     12,900   Pinnacle Entertainment, Inc. 1 .......       162,669
     27,612   Pinnacle Systems, Inc. 1 .............       197,426
      7,200   Piper Jaffray Cos., Inc. 1 ...........       325,656
     14,900   Pixelworks, Inc. 1 ...................       228,268


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     28,716   Plains Exploration & Production Co. 1   $    526,939
     10,000   Plains Resources, Inc. 1 .............       169,500
      7,300   Planar Systems, Inc. 1 ...............        97,747
     10,200   PLATO Learning, Inc. 1 ...............       101,082
      5,760   Playboy Enterprises, Inc.--Class B 1 .        66,874
     16,100   Playtex Products, Inc. 1 .............       125,902
     15,724   Plexus Corp. 1 .......................       212,274
     17,171   Plug Power, Inc. 1 ...................       128,439
      8,300   PLX Technology, Inc. 1 ...............       143,258
     12,100   PMA Capital Corp.--Class A ...........       108,900
     23,469   PNM Resources, Inc. ..................       487,451
      9,400   Polymedica Corp. .....................       291,776
     35,862   Polyone Corp. 1 ......................       266,813
      7,576   Pope & Talbot, Inc. ..................       149,778
     15,100   Portal Software, Inc. 1 ..............        54,813
      5,700   Portfolio Recovery Associates, Inc. 1        157,149
      6,700   Possis Medical, Inc. 1 ...............       228,805
     13,900   Post Properties, Inc. ................       405,185
     10,968   Potlatch Corp. .......................       456,708
      2,300   Powell Industries, Inc. 1 ............        39,284
     10,300   Power Integrations, Inc. 1 ...........       256,470
     25,300   Power-One, Inc. 1 ....................       277,794
     38,400   Powerwave Technologies, Inc. 1 .......       295,680
     10,600   Pozen, Inc. 1 ........................        72,504
     20,900   PRAECIS Pharmaceuticals, Inc. 1 ......        79,420
      5,200   Pre-Paid Legal Services, Inc. 1,2 ....       123,916
     16,000   Prentiss Properties Trust, REIT ......       536,320
     10,000   Presidential Life Corp. ..............       180,200
     11,800   Presstek, Inc. 1 .....................       124,018
     17,197   PRG-Schultz International, Inc. 1 ....        94,068
     14,963   Price Communications Corp. 1 .........       220,854
      7,400   Price Legacy Corp., REIT .............       136,604
      8,716   Priceline.com, Inc. 1,2 ..............       234,722
      4,222   Prima Energy Corp. 1 .................       167,065
     17,200   Prime Hospitality Corp. 1 ............       182,664
     55,800   PRIMEDIA, Inc. 1 .....................       155,124
     30,200   Primus Telecommunications
               Group, Inc. 1 .......................       153,416
     12,200   Priority Healthcare Corp.--Class B 1 .       279,990
      6,900   PrivateBancorp, Inc. .................       189,474
      9,293   Proassurance Corp. 1 .................       316,984
      2,000   Procurenet 1 .........................            --
      5,500   Progenics Pharmaceuticals, Inc. 1 ....        92,620
     12,994   Progress Software Corp. 1 ............       281,580
      9,300   Proquest Co. 1 .......................       253,425
      7,500   Prosperity Bancshares, Inc. ..........       182,625
      2,400   Provide Commerce, Inc. 1 .............        47,304
     12,578   Provident Bancorp, Inc. ..............       143,389
     12,097   Provident Bankshares Corp. ...........       348,888
      2,100   Provident Financial Holdings, Inc. ...        49,665
     21,900   Provident Financial Services, Inc. ...       384,345
     18,027   Province Healthcare Co. 1 ............       309,163



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      6,400   PS Business Parks, Inc. ..............  $    257,536
     25,163   PSS World Medical, Inc. 1 ............       281,826
      4,300   Psychiatric Solutions, Inc. 1 ........       107,199
     18,800   PTEK Holdings, Inc. 1 ................       216,764
      2,600   Pulitzer, Inc. .......................       127,140
      5,500   QAD, Inc. 1 ..........................        58,355
      2,600   Quaker Chemical Corp. ................        71,812
      2,600   Quaker City Bancorp, Inc. ............       142,844
      1,800   Quality Systems, Inc. 1 ..............        88,362
      6,100   Quanex Corp. .........................       297,070
     26,900   Quanta Services, Inc. 1 ..............       167,318
     65,000   Quantum Corp. 1 ......................       201,500
     18,000   Quest Software, Inc. 1 ...............       232,200
      5,500   Quicksilver Resources, Inc. 1 ........       368,885
     20,800   Quicksilver, Inc. 1 ..................       495,248
     14,100   Quidel Corp. 1 .......................        83,049
      4,000   Quixote Corp. ........................        80,200
     10,350   R&G Financial Corp.--Class B .........       342,171
      8,400   R.H. Donnelley Corp. 1 ...............       367,416
      8,274   RadiSys Corp. 1 ......................       153,648
     14,900   RAE Systems, Inc. 1 ..................        80,460
     12,400   RailAmerica, Inc. 1 ..................       181,040
     11,100   RAIT Investment Trust, REIT ..........       273,615
     10,860   Ralcorp Holdings, Inc. 1 .............       382,272
      5,200   Ramco-Gershenson Properties
               Trust, REIT .........................       125,996
     24,600   Range Resources Corp. ................       359,160
     12,175   RARE Hospitality International, Inc. 1       303,158
      2,600   Raven Industries, Inc. ...............        92,378
     12,800   Rayovac Corp. 1 ......................       359,680
      6,100   RC2 Corp. 1 ..........................       216,550
     38,300   Reader's Digest Association, Inc. (The)      612,417
      5,400   Reading International, Inc.--Class A 1        46,980
     40,700   RealNetworks, Inc. 1 .................       278,388
     14,300   Realty Income Corp., REIT ............       596,739
      4,600   Red Robin Gourmet Burgers 1 ..........       125,902
     14,600   Redback Networks, Inc. 1 .............        93,586
      5,800   Redwood Trust, Inc. ..................       322,944
     11,400   Regal-Beloit Corp. ...................       253,764
     10,900   Regeneration Technologies, Inc. 1 ....       116,957
     13,400   Regeneron Pharmaceuticals, Inc. 1 ....       141,102
     11,200   Regent Communications, Inc. 1 ........        69,328
      7,100   RehabCare Group, Inc. 1 ..............       189,073
     10,550   Reliance Steel & Aluminum Co. ........       425,376
     24,448   Remec, Inc. 1 ........................       154,511
      7,400   Remington Oil & Gas Corp. 1 ..........       174,640
      3,000   Renaissance Learning, Inc. ...........        67,260
      9,961   Rent-Way, Inc. 1 .....................        89,649
     27,040   Republic Bancorp, Inc. ...............       375,856
      1,655   Republic Bancorp, Inc.--Class A ......        33,414
      5,500   Res-Care, Inc. 1 .....................        69,850
      4,800   Resource America, Inc.--Class A ......       113,280


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      8,800   Resources Connection, Inc. 1 .........  $    344,168
     11,200   Restoration Hardware, Inc. 1 .........        81,872
     24,800   Retek, Inc. 1 ........................       152,272
     58,900   Revlon 1 .............................       173,755
      8,700   Rewards Network, Inc. 1 ..............        78,300
     69,400   RF Micro Devices, Inc. 1,2 ...........       520,500
      5,974   Riggs National Corp. .................       126,171
      1,100   Riviana Foods, Inc. ..................        28,787
      7,800   RLI Corp. ............................       284,700
      3,800   Robbins & Myers, Inc. ................        85,310
      3,783   Robert Mondavi Corp.--Class A 1 ......       140,047
      9,500   Rock-Tenn Co.--Class A ...............       161,025
      6,500   Rofin-Sinar Technologies, Inc. 1 .....       165,035
      6,700   Rogers Corp. 1 .......................       468,330
      9,050   Rollins, Inc. ........................       208,241
        315   Royal Bancshares of Pennsylvania,
               Inc.--Class A .......................         7,812
      6,100   Royal Gold, Inc. 2 ...................        86,437
      2,100   RPC, Inc. ............................        33,201
     23,000   RSA Security, Inc. 1 .................       470,810
      8,000   RTI International Metals, Inc. 1 .....       127,600
     14,000   Ruddick Corp. ........................       314,300
      5,900   Rudolph Technologies, Inc. 1 .........       107,321
      4,800   Russ Berrie & Co., Inc. ..............        93,264
     10,500   Russell Corp. ........................       188,580
     18,350   Ryan's Restaurant Group, Inc. 1 ......       289,930
     10,788   Ryerson Tull, Inc.--Class A ..........       171,313
     28,500   S Corp. 1 ............................       283,290
      8,860   S&T Bancorp, Inc. ....................       283,343
      3,400   S.Y. Bancorp, Inc. ...................        79,594
     46,400   Safeguard Scientifics, Inc. 1 ........       106,720
      8,673   SafeNet, Inc. 1 ......................       240,069
      2,700   Safety Insurance Group, Inc. .........        57,834
      5,950   SAGA Communications, Inc.-- ..........
               Class A 1 ...........................       108,588
      3,218   Salem Communications Corp. 1 .........        87,304
      9,500   Salix Pharmaceuticals Ltd. 1 .........       313,025
      3,200   Sanders Morris Harris Group, Inc. ....        47,200
      3,850   Sanderson Farms, Inc. ................       206,437
      7,200   Sandy Spring Bancorp, Inc. ...........       250,200
      1,210   Santander BanCorp ....................        29,911
      3,600   Santarus, Inc. 1 .....................        53,100
     30,200   Sapient Corp. 1 ......................       181,502
      2,600   Sauer, Inc. ..........................        44,382
      3,500   Saul Centers, Inc. ...................       112,385
     11,800   Saxon Capital, Inc. 1 ................       269,394
     19,600   SBA Communications Corp. 1 ...........        87,220
      7,308   SBS Technologies, Inc. 1 .............       117,440
     31,036   Scansoft, Inc. 1 .....................       153,628
      4,500   ScanSource, Inc. 1 ...................       267,390
      1,890   SCBT Financial Corp. .................        56,984
      1,400   Schawk, Inc. .........................        19,558



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      7,050   Schnitzer Steel Industries, Inc.--
               Class A .............................  $    239,418
     10,700   Scholastic Corp. 1 ...................       320,465
      7,200   School Speciality, Inc. 1 ............       261,432
     13,300   Schulman, Inc. .......................       285,817
      5,000   Schweitzer-Mauduit International, Inc.       153,150
     21,100   SciClone Pharmaceuticals, Inc. 1 .....       107,821
     20,700   Scientific Games Corp.--Class A 1 ....       396,198
     13,262   SCP Pool Corp. .......................       596,790
      6,849   SCS Transportation, Inc. 1 ...........       180,745
        100   Seaboard Corp. .......................        49,795
      4,600   Seabulk International, Inc. 1 ........        37,950
      9,100   SeaChange International, Inc. 1 ......       153,608
      4,760   Seacoast Banking Corp. of Florida ....        99,627
     12,200   Seacoast Financial Services Corp. ....       422,120
      6,550   Seacor SMIT, Inc. 1 ..................       287,742
     13,600   Seattle Genetics, Inc. 1 .............        95,608
      4,500   Second Bancorp, Inc. .................       140,805
     12,937   Secure Computing Corp. 1 .............       150,716
        800   Security Bank Corp. ..................        27,800
     21,700   Seebeyond Technology Corp. 1 .........        81,809
     14,300   Select Comfort Corp. 1 ...............       406,120
     34,500   Select Medical Corp. .................       462,990
     11,600   Selective Insurance Group, Inc. ......       462,608
      8,000   Semitool, Inc. 1 .....................        90,560
     22,400   Senior Housing Properties Trust, REIT        376,096
     17,533   Sensient Technologies ................       376,609
      2,000   Sequa Corp.--Class A 1 ...............       116,940
      9,526   SERENA Software, Inc. 1 ..............       181,851
      9,300   Serologicals Corp. 1 .................       185,907
      5,400   SFBC International, Inc. 1 ...........       169,182
      4,400   Sharper Image Corp. 1 ................       138,116
     23,600   Shaw Group, Inc. 1 ...................       239,068
      2,000   Shenandoah Telecommunications Co. ....        54,000
      3,700   Shoe Carnival, Inc. 1 ................        55,537
     12,890   ShopKo Stores, Inc. 1 ................       182,265
      8,650   Shuffle Master, Inc. 1 ...............       314,082
      1,900   SI International, Inc. 1 .............        38,741
      8,600   Sierra Health Services, Inc. 1 .......       384,420
     43,720   Sierra Pacific Resources 1 ...........       337,081
      8,900   Sigmatel, Inc. 1 .....................       258,634
      5,000   Silgan Holdings, Inc. ................       201,550
    100,500   Silicon Graphics, Inc. 1,2 ...........       221,100
     29,800   Silicon Image, Inc. 1 ................       391,274
     30,300   Silicon Storage Technology, Inc. 1 ...       312,090
     12,800   Silicon Valley Bancshares 1 ..........       507,520
      2,100   Siliconix, Inc. 1 ....................       104,202
      4,500   Simmons First National Corp.--
               Class A .............................       117,135
      7,200   SimpleTech, Inc. 1 ...................        24,552
      6,500   Simpson Manufacturing Co., Inc. ......       364,780
     17,918   Sinclair Broadcast Group, Inc. .......       184,018


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     10,506   SIPEX Corp. 1 ........................  $     59,884
     18,800   SITEL Corp. 1 ........................        79,336
     35,200   Six Flags, Inc. 1 ....................       255,552
      1,600   SJW Corp. ............................        54,400
      8,989   Skechers USA, Inc.--Class A 1 ........       116,857
      2,100   Skyline Corp. ........................        85,365
     21,700   SkyWest, Inc. ........................       377,797
     55,900   Skyworks Solutions, Inc. 1 ...........       488,007
      3,900   Smart & Final, Inc. 1 ................        46,878
      1,500   Smithtown Bancorp, Inc. ..............        61,020
         28   SoftBrands, Inc. 1 ...................            34
      8,000   Sohu.com, Inc. 1,2 ...................       159,040
     11,400   Sola International, Inc. 1 ...........       196,422
     10,500   Sonic Automotive, Inc. ...............       232,575
     22,147   Sonic Corp. 1 ........................       503,844
      9,200   Sonic Innovations, Inc. 1 ............        52,256
      6,100   Sonic Solutions 1 ....................       129,625
     21,100   SonicWALL, Inc. 1 ....................       181,460
      5,928   SonoSite, Inc. 1 .....................       141,738
     80,700   Sonus Networks, Inc. 1 ...............       385,746
     17,483   Sotheby's Holding, Inc.--Class A 1 ...       279,029
      9,100   Source Interlink Cos., Inc. 1 ........       101,192
      6,383   SOURCECORP, Inc. 1 ...................       175,660
      6,600   South Jersey Industries, Inc. ........       290,400
      3,000   Southern Community Financial Corp. ...        31,320
     23,228   Southern Union Co. 1 .................       489,646
      2,055   Southside Bancshares, Inc. ...........        43,155
     12,800   Southwest Bancorp of Texas ...........       564,736
      6,600   Southwest Bancorp, Inc. ..............       120,450
     14,312   Southwest Gas Corp. ..................       345,349
      6,826   Southwest Water Co. ..................        85,462
     14,800   Southwestern Energy Co. 1 ............       424,316
      7,000   Sovran Self Storage, Inc. ............       267,260
     15,298   Spanish Broadcasting System, Inc. 1 ..       142,424
      9,000   Spartech Corp. .......................       233,460
     11,200   SpatiaLight, Inc. 1 ..................        67,760
      3,000   Specialty Laboratories, Inc. 1 .......        26,880
      8,000   Spectralink Corp. ....................       119,200
      5,554   Speedway Motorsports, Inc. ...........       185,726
     22,543   Spherion Corp. 1 .....................       228,586
      9,380   Spinnaker Exploration Co. 1 ..........       369,384
      8,249   Sports Authority, Inc. (The) 1 .......       296,139
      3,700   Sports Resorts International, Inc. 1 .        14,060
      4,800   SPSS, Inc. 1 .........................        86,256
      4,500   SRA International, Inc.--Class A 1 ...       190,440
      5,100   SS&C Technologies, Inc. ..............        95,370
     11,700   St. Mary Land & Exploration Co. ......       417,105
      6,700   Stage Stores, Inc. 1 .................       252,322
      8,500   Stamps.com, Inc. .....................        86,615
      3,400   Standard Commercial Corp. ............        61,370
      6,161   Standard Microsystems Corp. 1 ........       143,675
      3,600   Standard Motor Products, Inc. ........        53,028



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      5,200   Standard Register Co. ................  $     61,880
      3,600   Standex International Corp. ..........        97,920
      2,800   Stanley Furniture Co., Inc. ..........       117,908
     11,700   Star Scientific, Inc. 1 ..............        46,332
      3,725   StarTek, Inc. ........................       133,355
      4,300   State Auto Financial Corp. ...........       132,096
      1,881   State Bancorp, Inc. ..................        45,953
      2,900   State Financial Services Corp.--
               Class A .............................        86,014
      7,875   Steak n Shake Co. 1 ..................       143,483
     13,930   Steel Dynamics, Inc. 1 ...............       398,816
      3,100   Steel Technologies, Inc. .............        68,448
     10,196   Stein Mart, Inc. 1 ...................       165,787
      2,300   Steinway Musical Instruments, Inc. 1 .        80,707
      9,100   Stellent, Inc. 1 .....................        77,714
      1,200   Stephan Chemical Co. .................        31,380
     25,800   STERIS Corp. 1 .......................       582,048
      5,570   Sterling Bancorp .....................       153,843
     18,925   Sterling Bancshares, Inc. ............       268,546
      9,943   Sterling Financial Corp.--
               Pennsylvania ........................       258,816
      9,859   Sterling Financial Corp.--Spokane 1 ..       314,206
      4,500   Steven Madden Ltd. 1 .................        89,865
     12,400   Stewart & Stevenson Services, Inc. ...       222,208
     39,900   Stewart Enterprises, Inc.--Class A 1 .       324,786
      6,300   Stewart Information Services Corp. ...       212,751
     16,325   Stillwater Mining Co. 1 ..............       245,038
      8,679   Stone Energy Corp. 1 .................       396,457
      4,800   Stoneridge, Inc. 1 ...................        81,600
      4,150   Stratasys, Inc. 1 ....................       102,754
     32,300   Stratex Networks, Inc. 1 .............        95,285
      1,200   Strattec Security Corp. 1 ............        82,116
      5,160   Strayer Education, Inc. ..............       575,701
     17,900   Stride Rite Corp. ....................       197,437
      8,700   Sturm Ruger & Co., Inc. ..............       105,357
      3,100   Suffolk Bancorp ......................       101,060
      9,500   Summit Properties, Inc. ..............       243,580
      4,865   Sun Bancorp, Inc. 1 ..................       103,430
      6,900   Sun Communities, Inc. ................       259,785
      5,725   Sunrise Assisted Living, Inc. 1,2 ....       224,077
      5,900   Sunterra Corp. 1 .....................        74,340
     15,583   SuperGen, Inc. 1,2 ...................       100,510
     19,901   Superior Energy Services, Inc. 1 .....       200,005
      8,300   Superior Industries International, Inc. 2    277,635
      3,048   Supertex, Inc. 1 .....................        49,804
     13,700   Support.com, Inc. 1 ..................       118,916
      5,500   Surewest Communications ..............       173,800
      6,400   SurModics, Inc. 1,2 ..................       157,696
     17,247   Susquehanna Bancshares, Inc. .........       433,935
     10,020   Swift Energy Co. 1 ...................       221,041
     17,900   Swift Transportation Co., Inc. 1 .....       321,305
      6,111   SWS Group, Inc. ......................        93,498


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     14,400   Sybron Dental Specialties, Inc. 1 ....  $    429,840
     65,200   Sycamore Networks, Inc. 1 ............       275,796
      8,500   Sykes Enterprises, Inc. 1 ............        64,260
     18,200   Symmetricom, Inc. 1 ..................       161,980
     10,270   Symyx Technologies 1 .................       247,712
      9,100   Synaptics, Inc. 1 ....................       174,265
      2,500   Syntel, Inc. .........................        41,375
     13,000   Syntroleum Corp. 1 ...................        86,060
      2,100   Sypris Solutions, Inc. ...............        40,299
      2,900   Systemax, Inc. 1 .....................        19,430
     16,600   Take-Two Interactive Software, Inc. 1        508,624
     12,533   TALK America Holdings, Inc. 1,2 ......        96,128
      6,250   TALX Corp. ...........................       152,688
      5,100   Tanger Factory Outlet Centers, Inc. ..       199,410
     10,400   Tanox, Inc. 1 ........................       198,328
      2,700   Tarragon Corp. .......................        39,825
      9,100   Taser International, Inc. 1 ..........       394,303
     17,800   Taubman Centers, Inc. ................       407,442
      2,200   Taylor Capital Group, Inc. ...........        47,850
      7,700   TBC Corp. 1 ..........................       183,260
     15,800   Techne Corp. 1 .......................       686,510
      3,300   Technical Olympic USA, Inc. ..........        73,524
     15,800   Technitrol, Inc. 1 ...................       346,020
      6,341   Tecumseh Products Co.--Class A .......       261,186
      2,300   Tejon Ranch Co. 1 ....................        80,040
     20,100   Tekelec 1 ............................       365,217
     13,822   Teledyne Technologies, Inc. 1 ........       276,716
     16,500   TeleTech Holdings, Inc. 1 ............       144,705
     16,200   Telik, Inc. 1 ........................       386,694
      8,900   Tempur-Pedic International, Inc. 1 ...       124,689
      2,600   Tennant Co. ..........................       107,770
     17,000   Tenneco Automotive, Inc. 1 ...........       224,910
     24,300   Terayon Communication ................
               Systems, Inc. 1 .....................        56,862
     18,468   Terex Corp. 1 ........................       630,313
     12,800   Terra Industries, Inc. 1 .............        72,064
     24,655   Tersoro Petroleum Corp. 1 ............       680,478
      9,300   Tessera Technologies, Inc. 1 .........       167,586
     22,116   Tetra Tech, Inc. 1 ...................       360,933
      8,350   TETRA Technologies, Inc. 1 ...........       224,198
      6,600   Texas Capital Bancshares, Inc. 1 .....       109,560
      7,847   Texas Industries, Inc. ...............       323,061
     10,189   Texas Regional Bancshares, Inc.--
               Class A .............................       467,777
     14,900   ThermoGenesis Corp. 1 ................        70,477
     21,800   Thomas & Betts Corp. .................       593,614
      4,700   Thomas Industries, Inc. ..............       156,040
      4,200   Thomas Nelson, Inc. ..................        95,508
     13,400   Thor Industries, Inc. ................       448,364
     18,860   Thoratec Laboratories Corp. 1 ........       202,368
     14,197   THQ, Inc. 1 ..........................       325,111
      7,200   Tier Technologies, Inc.--Class B 1 ...        70,128


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      9,400   TierOne Corp. ........................  $    202,194
     16,800   Time Warner Telecommunications,
               Inc.--Class A 1 .....................        70,392
     31,300   Titan Corp. 1 ........................       406,274
     16,000   TiVo, Inc. 1,2 .......................       113,440
      3,000   Todco--Class A 1 .....................        46,410
      2,430   Tompkins Trustco, Inc. ...............       115,425
     12,844   Too, Inc. 1 ..........................       214,495
     10,996   Topps Co., Inc. ......................       106,661
      9,600   Toro Co. .............................       672,672
     24,690   Tower Automotive, Inc. 1,2 ...........        89,872
      5,600   Town & Country Trust .................       141,344
     11,700   Tractor Supply Co. 1 .................       489,294
      9,400   Tradestation Group, Inc. 1 ...........        67,586
     10,600   Trammel Crow Co. 1 ...................       149,460
      7,309   Trans World Entertainment Corp. 1 ....        73,236
      3,600   TransAct Technologies, Inc. 1 ........       113,832
     14,806   Transaction Systems Architecture,
               Inc.--Class A 1 .....................       318,773
     11,845   Transkaryotic Therapies, Inc. 1 ......       177,201
     54,300   Transmeta Corp. 1 ....................       118,917
      5,000   TransMontaigne Oil Co. 1 .............        26,900
      1,300   Travelzoo, Inc. 1 ....................        38,727
      5,050   TRC Cos., Inc. 1 .....................        84,234
     11,055   Tredegar Industries, Inc. ............       178,317
      3,800   Trex Co., Inc. 1 .....................       143,450
      3,800   Triad Guaranty, Inc. 1 ...............       221,160
     12,900   Triarc Cos., Inc.--Class B ...........       131,193
      5,000   TriCo Bancshares .....................        94,500
      8,300   Trident Microsystems, Inc. 1 .........        93,043
     19,809   Trimble Navigation Ltd. 1 ............       550,492
      6,702   Trimeris, Inc. 1 .....................        96,710
     13,712   Trinity Industries, Inc. .............       435,904
      9,200   Tripath Imaging, Inc. 1 ..............        86,572
     15,500   Tripath Technology, Inc. 1 ...........        50,375
     50,878   TriQuint Semiconductor, Inc. 1 .......       277,794
     11,800   Triton PCS Holdings, Inc.--Class A 1 .        51,448
      5,400   Triumph Group, Inc. 1 ................       172,422
     10,100   TriZetto Group, Inc. 1 ...............        67,670
     27,783   Trustco Bank Corp. ...................       363,957
     16,700   Trustmark Corp. ......................       482,964
     14,600   TTM Technologies, Inc. 1 .............       173,010
     10,500   Tuesday Morning Corp. 1 ..............       304,500
     20,500   Tumbleweed Communications Corp. 1 ....        87,330
     19,490   Tupperware Corp. .....................       378,691
     16,200   Tyler Technologies, Inc. 1 ...........       153,252
     26,834   U.S. Oncology, Inc. 1 ................       394,996
     11,800   U.S. Restaurant Properties, Inc ......       179,242
      3,722   U.S.B. Holding Co., Inc. .............        85,308
     15,100   U.S.I. Holdings Corp. 1 ..............       238,580
     29,000   UbiquiTel, Inc. 1 ....................       122,380
     15,600   UICI 1 ...............................       371,436
      4,600   UIL Holdings Corp. ...................       223,974


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
      4,200   Ulticom, Inc. 1 ......................  $     49,140
      7,100   Ultimate Software Group, Inc. (The) 1         71,710
      4,700   Ultralife Batteries, Inc. 1 ..........        90,992
      7,928   Ultratech Stepper, Inc. 1 ............       129,068
      5,592   UMB Financial Corp. ..................       288,659
     10,591   Umpqua Holdings Corp. ................       222,305
      3,500   UniFirst Corp. .......................       101,815
      2,000   Union Bankshares Corp. ...............        63,200
     12,800   Unisource Energy Corp. ...............       318,080
     14,870   Unit Corp. 1 .........................       467,662
      6,800   United Auto Group, Inc. ..............       208,420
     13,200   United Bankshares, Inc. ..............       429,000
     11,100   United Community Banks, Inc. .........       279,498
     13,542   United Community Financial Corp. .....       176,046
      2,300   United Fire & Casualty Co. ...........       132,825
      5,700   United Industrial Corp. ..............       133,095
     15,900   United Natural Foods, Inc. 1 .........       459,669
     19,450   United Online, Inc. 1 ................       342,515
      2,400   United PanAm Financial Corp. 1 .......        40,920
     16,100   United Rentals, Inc. 1 ...............       288,029
     12,651   United Stationers, Inc. 1 ............       502,498
     10,500   United Surgical Partners
               International, Inc. 1 ...............       414,435
      7,028   United Therapeutics Corp. 1 ..........       180,268
     12,800   Universal American Financial Corp. 1 .       140,544
      5,900   Universal Compression Holdings, Inc. 1       181,012
      9,368   Universal Corp. ......................       477,206
      8,615   Universal Display Corp. 1 ............        92,525
      4,241   Universal Electronics, Inc. 1 ........        74,345
      7,200   Universal Forest Products, Inc. ......       232,200
      4,600   Universal Health Realty Income
               Trust, REIT .........................       132,020
      5,000   Universal Technical Institute, Inc. 1        199,900
      2,300   Univest Corporation of Pennsylvania ..       117,300
      9,917   Unizan Financial Corp. ...............       258,834
     17,900   UNOVA, Inc. 1 ........................       362,475
      6,200   Urologix, Inc. 1 .....................        95,728
     11,300   URS Corp. 1 ..........................       309,620
      5,900   Urstadt Biddle Properties--Class A ...        87,379
      4,500   USANA Health Sciences, Inc. 1 ........       139,860
     33,333   USEC, Inc. ...........................       292,330
     10,351   USF Corp. ............................       363,631
     12,000   USG Corp. 1 ..........................       210,960
      9,100   Vail Resorts, Inc. 1 .................       174,356
     19,200   Valassis Communications, Inc. 1 ......       585,024
     31,600   Valeant Pharmaceuticals International        632,000
     23,800   Valence Technology, Inc. 1,2 .........        81,634
      7,040   Valhi, Inc. ..........................        80,045
      5,800   Valmont Industries, Inc. .............       132,820
        400   Value Line, Inc. .....................        14,204
     29,100   ValueClick, Inc. 1 ...................       348,618
      8,100   ValueVision International, Inc. 1 ....       105,462
      7,800   Vans, Inc. 1 .........................       160,290



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     13,506   Varian Semiconductor Equipment
              Associates, Inc. 1 ...................  $    520,791
     12,828   Varian, Inc. 1 .......................       540,700
      8,400   VaxGen, Inc. 1 .......................       118,944
     10,757   Vector Group Ltd. 2 ..................       169,423
      9,200   Veeco Instruments, Inc. 1 ............       237,452
      5,596   Ventana Medical Systems, Inc. 1 ......       265,978
      7,800   Ventiv Health, Inc. 1 ................       120,744
      4,000   Verint Systems, Inc. 1 ...............       136,880
     12,300   Veritas DGC, Inc. 1 ..................       284,745
     10,317   Verity, Inc. 1 .......................       139,383
     50,300   Verso Technologies, Inc. 1 ...........        88,025
     30,800   Vertex Pharmaceuticals, Inc. 1 .......       333,872
     11,800   Vesta Insurance Group, Inc. ..........        76,346
      8,100   ViaSat, Inc. 1 .......................       202,095
     11,500   Viasys Healthcare, Inc. 1 ............       240,465
      6,774   Vicor Corp. 1 ........................       123,761
     18,700   Vicuron Pharmaceuticals, Inc. 1 ......       234,872
     87,400   Vignette Corp. 1 .....................       145,084
      9,900   Viisage Technology, Inc. 1 ...........        86,328
     21,490   Vintage Petroleum, Inc. ..............       364,685
     23,400   Vion Pharmaceuticals, Inc. 1 .........        97,344
      2,900   Virginia Commerce Bancorp, Inc. 1 ....        85,579
      1,900   Virginia Financial Group, Inc. .......        65,265
      4,200   VistaCare, Inc.--Class A 1 ...........        77,910
     48,300   Visteon Corp. ........................       563,661
     18,100   VISX, Inc. 1 .........................       483,632
      2,000   Vital Signs, Inc. ....................        58,080
     81,000   Vitesse Semiconductor Corp. 1 ........       395,280
      2,400   Volt Information Sciences, Inc. 1 ....        75,624
     11,100   W-H Energy Services, Inc. 1 ..........       217,560
     27,700   W.R. Grace & Co. 1 ...................       171,740
     10,100   Wabash National Corp. 1 ..............       278,255
     15,471   Wabtec Corp. .........................       279,097
     11,100   Walter Industries, Inc. ..............       151,182
     16,600   Warnaco Group, Inc. 1 ................       353,082
     10,500   Washington Group International, Inc. 1       376,845
     17,300   Washington Real Estate
               Investment Trust ....................       508,274
      4,000   Washington Trust Bancorp, Inc. .......       103,880
     16,350   Waste Connections, Inc. 1 ............       484,941
     15,400   WatchGuard Technologies, Inc. 1 ......       111,188
      2,700   Water Pik Technologies, Inc. 1 .......        44,712
      7,753   Watsco, Inc.--Class A ................       217,627
     12,700   Watson Wyatt and Co. Holdings ........       338,455
      8,080   Watts Industries, Inc.--Class A ......       217,756
     16,580   Wausau-Mosinee Paper Co. .............       286,834
     12,995   Waypoint Financial Corp. .............       358,532
     12,200   WCI Communities, Inc. 1 ..............       272,182
      7,600   WD-40 Co. ............................       227,544
     11,000   WebEx Communications, Inc. 1,2 .......       239,360
     17,300   webMethods, Inc. 1 ...................       148,261
      8,500   Websense, Inc. 1 .....................       316,455
      3,600   Weis Markets, Inc. ...................       126,180


     SHARES   SECURITY                                    VALUE
------------------------------------------------------------------
     15,500   Wellman, Inc. ........................  $    126,015
     17,100   Werner Enterprises, Inc. 1 ...........       360,810
      8,500   WesBanco, Inc. .......................       247,605
      5,977   WESCO International, Inc. 1 ..........       109,977
      4,100   West Bancorp .........................        71,709
      6,800   West Coast Bancorp ...................       145,792
      6,000   West Marine, Inc. 1 ..................       161,100
      5,036   West Pharmaceutical Services, Inc. ...       213,023
     11,500   Westamerica Bankcorporation ..........       603,175
     20,400   Westell Technologies, Inc. 1 .........       104,040
      1,500   Western Sierra Bancorp 1 .............        46,455
     17,400   WGL Holdings, Inc. ...................       499,728
      5,900   Whiting Petroleum Corp. 1 ............       148,385
     11,389   Wild Oats Market, Inc. 1 .............       160,243
      1,800   William Lyon Homes, Inc. 1 ...........       165,870
      2,100   Wilshire State Bank 1 ................        51,492
      8,000   Wilson Greatbatch Technologies, Inc. 1       223,600
     28,200   Wind River Systems, Inc. 1 ...........       331,632
     29,800   Winn-Dixie Stores, Inc. 1 ............       214,560
      9,494   Winnebago Industries .................       353,936
     10,100   Winston Hotels, Inc. .................       104,535
      7,550   Wintrust Financial Corp. .............       381,351
     16,800   Wireless Facilities, Inc. 1 ..........       165,144
      8,800   Witness Systems, Inc. 1 ..............       106,920
     15,800   WJ Communications, Inc. 1 ............        55,932
      7,200   WMS Industries, Inc. 1 ...............       214,560
     14,900   Wolverine World Wide, Inc. ...........       391,125
      3,267   Woodhead Industries, Inc. ............        50,508
      4,100   Woodward Governor Co. ................       295,651
      7,600   World Acceptance Corp. 1 .............       139,308
      3,900   World Fuel Services Corp. ............       175,812
      3,522   World Wrestling Entertainment, Inc. ..        44,906
      9,700   Wright Medical Group, Inc. 1 .........       345,320
      2,700   WSFS Financial Corp. .................       131,409
      8,100   X-Rite, Inc. .........................       117,774
     12,500   Xicor, Inc. 1 ........................       189,125
     18,248   Yankee Candle Co., Inc. 1 ............       533,754
      4,900   Yardville National Bancorp ...........       122,500
     15,400   York International Corp. .............       632,478
      7,461   Young Broadcasting Corp. - Class A 1 .        98,112
      1,100   Young Innovations, Inc. ..............        27,940
     19,800   Zale Corp. 1 .........................       539,748
      4,200   Zenith National Insurance Corp. ......       204,120
     14,700   Zhone Technologies, Inc. 1 ...........        57,330
     14,700   Zila, Inc. 1 .........................        72,177
      9,000   Zix Corp. 1 ..........................        71,460
      4,200   Zoll Medical Corp. 1 .................       147,336
     16,065   Zoran Corp. 1 ........................       294,793
      7,222   Zygo Corp. 1 .........................        80,814
      6,500   Zymogenetics, Inc. 1 .................       123,500
                                                      ------------
TOTAL COMMON STOCKS
   (Cost $343,937,427)                                 392,699,061
                                                      ------------



               SHORT-TERM INSTRUMENTS--3.31%
              U.S. TREASURY BILLS 3--3.31%
 $  855,000    0.97%, 07/22/04 4 ...................  $    854,544
    338,000    1.25%, 09/30/04 .....................       336,861
     38,000    1.34%, 10/07/04 .....................        37,859
    569,000    1.46%, 10/21/04 .....................       566,467
  4,620,000    1.50%, 10/28/04 .....................     4,597,367
  6,936,000    1.54%, 11/04/04 .....................     6,899,322
                                                      ------------
                                                        13,292,420
                                                      ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $13,292,707) ..............................    13,292,420
                                                      ------------

              SECURITIES LENDING COLLATERAL--3.11%
              INVESTMENT IN AFFILIATED INVESTMENT
              COMPANIES--3.11%
 12,472,025    Daily Assets Fund
               Institutional 1.14% 6,7
               (Cost $12,472,025) ..................    12,472,025
                                                      ------------
TOTAL INVESTMENTS
   (Cost $369,702,159) ...................  104.34%   $418,463,506
LIABILITIES IN EXCESS OF OTHER ASSETS ....   (4.34)    (17,431,277)
                                            ------    ------------
NET ASSETS ...............................  100.00%   $401,032,229
                                            ======    ============

--------------------------------------------------------------------------------
1 Non-income producing security for the period ended June 30, 2004.
2 All or a portion of this security was on loan (see Note 1). The value of all securities loaned at June 30, 2004 amounted to $11,950,503, which is 2.98% of total net assets.
3 Rates shown represent annualized yield at time of purchase, not a coupon rate. 4 Held as collateral for futures contracts.
5 Closed end mutual fund.
6 Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven day yield at period end.
7 Represents collateral held in connection with securities lending.
REIT--Real Estate Investment Trust

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       26

Scudder VIT Small Cap Index Fund
---------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  (Unaudited)
---------------------------------------------------------------------------------------------
                                                                                JUNE 30, 2004
ASSETS
   Investments at value (cost $357,230,134) ...................................  $405,991,481
   Investments in affiliated issuers, at value (cost $12,472,025) .............    12,472,025
   Cash .......................................................................       192,357
   Receivable for capital shares sold .........................................       758,715
   Dividends and interest receivable ..........................................       347,744
   Variation margin receivable for future contracts ...........................        48,125
   Other assets ...............................................................         4,962
                                                                                 ------------
Total assets ..................................................................   419,815,409
                                                                                 ------------
LIABILITIES
   Payable for securities purchased ...........................................     5,996,278
   Payable upon return of securities loaned ...................................    12,472,025
   Payable for capital shares redeemed ........................................        33,816
   Advisory fees payable ......................................................       130,430
   12b-1 fees payable .........................................................         4,840
   Accrued expenses and other .................................................       145,791
                                                                                 ------------
Total liabilities .............................................................    18,783,180
                                                                                 ------------
NET ASSETS ....................................................................  $401,032,229
                                                                                 ============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................................  $347,459,087
   Undistributed net investment income ........................................     1,165,990
   Accumulated net realized gain on investments and futures transactions ......     3,574,430
   Net unrealized appreciation of investments and futures contracts ...........    48,832,722
                                                                                 ------------
NET ASSETS ....................................................................  $401,032,229
                                                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A 1 ..................................................................  $      12.99
                                                                                 ============
   Class B 2 ..................................................................  $      12.99
                                                                                 ============

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $374,369,164 and 28,828,000 shares outstanding at June 30, 2004 and
  0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $26,663,065 and 2,052,192 shares outstanding at June 30, 2004 and
  0.001 par value, unlimited number of shares authorized).


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       27

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  (Unaudited)
--------------------------------------------------------------------------------
                                                                    FOR THE SIX
                                                                   MONTHS ENDED
                                                                  JUNE 30, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of foreign tax withheld of $733) ...............  $ 2,033,619
   Interest ......................................................       35,575
   Securities lending income .....................................       73,683
                                                                    -----------
TOTAL INVESTMENT INCOME ..........................................    2,142,877
                                                                    -----------

EXPENSES
   Advisory fees .................................................      656,685
   Administration and services fees ..............................      107,539
   Custodian fees ................................................       72,773
   Transfer agent fees ...........................................       40,615
   Printing and shareholder reports ..............................       27,593
   12b-1 fees (Class B Shares) ...................................       26,463
   Professional fees .............................................       24,597
   Trustees fees .................................................        6,592
   Insurance .....................................................        3,329
   Miscellaneous .................................................          740
                                                                    -----------
Total expenses ...................................................      966,926
Less: fee waivers ................................................      (95,548)
                                                                    -----------
Net expenses .....................................................      871,378
                                                                    -----------
NET INVESTMENT INCOME ............................................    1,271,499
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions .....................................   17,690,363
     Futures transactions ........................................      (46,844)
   Net change in unrealized appreciation/depreciation of
     investments and futures contracts ...........................    3,006,649
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   FUTURE CONTRACTS ..............................................   20,650,168
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................  $21,921,667
                                                                    ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       28

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                           FOR THE SIX                    FOR THE
                                                                          MONTHS ENDED                 YEAR ENDED
                                                                       JUNE 30, 2004 1          DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income ................................................  $  1,271,499              $  1,853,277
   Net realized gain (loss) from investment and
     futures transactions ...............................................    17,643,519                (6,007,971)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts ..................................     3,006,649                83,449,784
                                                                           ------------              ------------
   Net increase in net assets from operations ...........................    21,921,667                79,295,090
                                                                           ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A Shares .....................................................    (1,595,565)               (1,488,587)
     Class B Shares .....................................................       (45,001)                  (26,556)
                                                                           ------------              ------------
Total distributions .....................................................    (1,640,566)               (1,515,143)
                                                                           ------------              ------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares ...........................    38,969,327                97,560,900
   Net increase resulting from Class B Shares ...........................     8,023,287                12,403,741
                                                                           ------------              ------------
Net increase in net assets from capital share transactions ..............    46,992,614               109,964,641
                                                                           ------------              ------------
TOTAL INCREASE IN NET ASSETS ............................................    67,273,715               187,744,588
                                                                           ------------              ------------
NET ASSETS
   Beginning of period ..................................................   333,758,514               146,013,926
                                                                           ------------              ------------
   End of period (including undistributed net investment income
     of $1,165,990 and $1,535,057 respectively) .........................  $401,032,229              $333,758,514
                                                                           ============              ============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       29

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES                      FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                   FOR THE YEARS ENDED DECEMBER 31,
                                          2004 1          2003          2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................  $12.24        $ 8.45        $10.73       $11.10       $11.61       $10.06
                                          ------        ------        ------       ------       ------       ------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income 2 .............    0.04          0.09          0.10         0.06         0.10         0.09
   Net realized and unrealized
     gain (loss) on investments
     and futures transactions ..........    0.77          3.79         (2.31)        0.16        (0.55)        1.92
                                          ------        ------        ------       ------       ------       ------
Total from investment
   operations ..........................    0.81          3.88         (2.21)        0.22        (0.45)        2.01
                                          ------        ------        ------       ------       ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............   (0.06)        (0.09)        (0.06)       (0.06)          --        (0.12)
   Net realized gain from
     investment and futures
     transactions ......................      --            --         (0.01)       (0.53)       (0.06)       (0.34)
                                          ------        ------        ------       ------       ------       ------
Total distributions ....................   (0.06)        (0.09)        (0.07)       (0.59)       (0.06)       (0.46)
                                          ------        ------        ------       ------       ------       ------
NET ASSET VALUE,
   END OF PERIOD .......................  $12.99        $12.24        $ 8.45       $10.73       $11.10       $11.61
                                          ======        ======        ======       ======       ======       ======
TOTAL INVESTMENT RETURN ................    6.60% 4      46.42% 3     (20.58)% 3     2.07% 3     (3.87)% 3    20.16% 3
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ....................$374,369      $316,218      $143,847     $151,742     $104,095      $55,559
   Ratios to average net assets:
     Net investment income .............    0.69% 5       0.91%         1.09%        1.07%        1.13%        1.14%
     Expenses after waivers
        and/or reimbursements ..........    0.45% 5       0.45%         0.45%        0.45%        0.45%        0.45%
     Expenses before waivers
        and/or reimbursements ..........    0.50% 5       0.61%         0.61%        0.63%        0.69%        1.18%
   Portfolio turnover rate .............      39% 5         28%           40%          44%          51%          68%

--------------------------------------------------------------------------------
1 Unaudited.
2 Calculated based on average shares.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.
4 Total return calculated for a period of less than one year is not annualized. 5 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       30

Scudder VITSmall Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                                                                      FOR THE PERIOD
                                                     FOR THE SIX                  FOR THE          APRIL 30, 2002 2
                                                    MONTHS ENDED               YEAR ENDED                   THROUGH
                                                 JUNE 30, 2004 1        DECEMBER 31, 2003         DECEMBER 31, 2002
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $12.23                   $ 8.44                    $11.23
                                                          ------                   ------                    ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income 3 .............................    0.03                     0.07                      0.06
   Net realized and unrealized
     gain (loss) on investments
     and futures transactions ..........................    0.75                     3.80                     (2.79)
                                                          ------                   ------                    ------
Total from investment operations .......................    0.78                     3.87                     (2.73)
                                                          ------                   ------                    ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............................   (0.02)                   (0.08)                    (0.05)
   Net realized gain on investment
     and futures transactions ..........................      --                       --                     (0.01)
                                                          ------                   ------                    ------
Total distributions ....................................   (0.02)                   (0.08)                    (0.06)
                                                          ------                   ------                    ------
NET ASSET VALUE, END OF PERIOD .........................  $12.99                   $12.23                    $ 8.44
                                                          ======                   ======                    ======
TOTAL INVESTMENT RETURN ................................    6.42% 5                 46.05% 4                 (24.34)% 5
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................................... $26,663                  $17,540                    $2,167
   Ratios to average net assets:
     Net investment income .............................    0.46% 6                  0.66%                     1.11% 6
     Expenses after waivers
        and/or reimbursements ..........................    0.70% 6                  0.70%                     0.70% 6
     Expenses before waivers
        and/or reimbursements ..........................    0.75% 6                  0.87%                     0.88% 6
   Portfolio turnover rate .............................      39% 6                    28%                       40%

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Calculated based on average shares.
4 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.
5 Total return calculated for a period of less than one year is not annualized. 6 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       31

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Scudder Investments VIT Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the '1940 Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT Small Cap Index Fund (the 'Fund') is one of the series the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. Class B Shares are subject to Rule 12b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B Shares average daily net assets. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the Russell 2000(R) Index, which emphasizes stocks of small US companies.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Investments in open end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while the expenses that are attributable to the Trust are allocated among the Funds based upon the relative net assets of each Fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.


--------------------------------------------------------------------------------
                                       32

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. SECURITIES LENDING The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At June 30, 2004, $12,472,025 of cash collateral was invested in the Daily Assets Fund Institutional.

H. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc. ('Advisor' or 'DeAM, Inc.'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ('NTI') acts as investment sub-advisor for the Fund. As the Fund's investment sub-advisor, NTI makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as sub-advisor to the Fund.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of average daily net assets for Class A Shares and 0.70% of average daily net assets for Class B Shares until April 30, 2005.

Effective May 1, 2002, the Advisor may recoup any of its waived investment advisory fees within the following three years if the Fund is able to make the repayment without exceeding its current expense limits. At June 30, 2004, the Advisor has $913,976 remaining recoupable expenses available.

Certain officers and trustees of the Fund are also officers or directors of DeAM, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. ('Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

State Street Bank and Trust Company ('Custodian'), is the Fund's Custodian. The Fund pays the Custodian an annual fee.

The Fund pays PFPC Distributors, Inc. an annual fee, pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of up to 0.25% of the Class B Shares average daily net assets.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                                                           Class A Shares
             ------------------------------------------------------------
                 For the Six Months Ended              For the Year Ended
                          June 30, 2004 1               December 31, 2003
             ----------------------------    ----------------------------
                 Shares            Amount         Shares           Amount
             ----------------------------    ----------------------------
Sold          7,869,468      $100,723,078     18,082,233     $182,226,405
Reinvested      128,364         1,595,565        171,892        1,488,587
Redeemed     (5,013,489)      (63,349,316)    (9,439,085)     (86,154,092)
             ----------      ------------     ----------     ------------
Net increase  2,984,343      $ 38,969,327      8,815,040     $ 97,560,900
             ==========      ============     ==========     ============

                                                           Class B Shares
             ------------------------------------------------------------
                 For the Six Months Ended              For the Year Ended
                          June 30, 2004 1               December 31, 2003
             ----------------------------    ----------------------------
                 Shares            Amount         Shares           Amount
             ----------------------------    ----------------------------
Sold          1,199,338      $ 15,256,440      1,741,080      $18,140,402
Reinvested        3,617            45,001          3,069           26,607
Redeemed       (585,492)       (7,278,154)      (566,181)      (5,763,268)
             ----------      ------------     ----------     ------------
Net increase    617,463       $ 8,023,287      1,177,968      $12,403,741
             ==========      ============     ==========     ============

-------------------------------------------------------------------------
1 Unaudited.

NOTE 5--PURCHASE AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended June 30, 2004, were $130,233,652 and $76,884,380, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2003, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund, and reclassification of REIT dividends and REIT return of capital adjustments. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed        Undistributed
Net Investment         Net Realized             Paid-in
        Income            Gain/Loss             Capital
--------------        -------------             -------
     $(312,618)            $312,618                  --


For federal income tax purposes, the tax basis of investments held at December 31, 2003 was $301,379,563. The net unrealized appreciation for all securities based on tax cost was $39,459,119. The aggregate gross unrealized appreciation for all investments at December 31, 2003 was $53,615,984 and the aggregate gross unrealized depreciation for all investments was $14,156,865. The difference between book basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales.

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

Distributions paid from:                           2003
-----------------------                           -----
Ordinary income                              $1,515,143
Net long-term capital gains                          --

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income              $ 1,579,590
Accumulated capital loss                   $(7,746,668)
Unrealized appreciation/(depreciation)     $39,459,119

At December 31, 2003, the Portfolio had capital loss carryovers available as a reduction against future net realized capital gains of $7,746,668 of which $3,693,995 expires in 2010 and $4,052,673 expires in 2011.

NOTE 7--LINE OF CREDIT
The Fund and several other funds and portfolios advised or administered by the Advisor or its affiliates (the 'Participants') share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of their net assets under the agreement.

--------------------------------------------------------------------------------
                                       34

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

There were no significant borrowings during the six months ended June 30, 2004.

NOTE 8--OPEN FUTURES
The Fund had the following open contracts at June 30, 2004:

Type of                                                    Market     Unrealized
Future           Expiration   Contracts    Position         Value   Appreciation
------           ----------   ---------    --------        ------   ------------
Russell 2000(R)   September
  Index Future         2004          25        Long    $7,404,375        $71,375

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets.Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2004, the Fund pledged securities with a value of $854,544 to cover margin requirements on open futures contracts.


NOTE 9--REGULATORY MATTERS AND LITIGATION
Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ('inquiries') into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the portfolios/funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ('DeAM') and its affiliates, certain individuals, including in some cases fund Trustees, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

--------------------------------------------------------------------------------
                                       35

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
PROXY VOTING

A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site--scudder.com (type 'proxy voting' in the search field)--or on the SEC's Web site--www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., DeutscheBank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.


--------------------------------------------------------------------------------

Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406



SCUDDER                               Portfolio changes should not be considered
INVESTMENTS                           recommendations for action by individual
                                      investors.

A Member of                           VIT4SA (8/31/04) MARS#32452
DEUTSCHE ASSET MANAGEMENT             [RECYCLE LOGO OMITTED]
                                      Printed on recycled paper

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD 21202.



ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

         (b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Small Cap Index Fund


By:                                 /s/ JULIAN SLUYTERS
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Small Cap Index Fund

By:                                 /s/ JULIAN SLUYTERS
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004



By:                                 /s/ CHARLES A. RIZZO
                                    --------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004